UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06114

Cavanal Hill Funds
(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (40.7%)
U.S. Treasury Bills
$230,000,000	0.16%, 6/16/16 (a)	$229,983,418
U.S. Treasury Notes
30,000,000	0.40%, 10/31/16 (b)	30,001,012
80,000,000	0.42%, 4/30/17 (b)	80,003,412
60,000,000	0.43%, 1/31/17 (b)	60,009,331
40,000,000	0.50%, 6/15/16	40,001,569
20,000,000	0.63%, 10/15/16	20,005,795
30,000,000	0.63%, 12/15/16	30,029,926
20,000,000	0.88%, 11/30/16	20,042,254
20,000,000	1.00%, 10/31/16	20,037,525
20,000,000	3.00%, 8/31/16	20,125,948
20,000,000	3.00%, 9/30/16	20,163,360
40,000,000	4.63%, 11/15/16	40,759,410
		381,179,542
Total U.S. Treasury Obligations		611,162,960

Repurchase Agreements (59.3%)
119,025,654	Bank of Montreal, 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $119,026,547, collateralized by various U.S. Treasury Obligations, (0.00% - 7.88%), (6/2/16 - 11/15/45), fair value of $121,406,176)	119,025,654

Principal Amount	Security Description	Amortized Cost

Repurchase Agreements, continued:
$261,900,000	Credit Agricole CIB, 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $261,901,964, collateralized by various U.S. Treasury Obligations, (1.38% - 2.38%), (4/30/21 - 1/15/27), fair value of $267,138,064)	$261,900,000
10,000,000	Goldman Sachs & Co., 0.25%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $10,000,069, collateralized by various U.S. Treasury Obligations, (0.75% - 2.25%), (10/31/17 - 3/31/21), fair value of $10,200,004)	10,000,000
200,000,000	RBC Capital Markets, 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $200,001,500, collateralized by various U.S. Treasury Obligations, (1.00% - 3.00%), (12/15/17 - 11/15/44), fair value of $204,000,170)	200,000,000
300,000,000	Societe’ Generale, 0.28%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $300,002,333 collateralized by various U.S. Treasury Obligations, (0.00% - 9.13%), (6/2/16 - 2/15/45), fair value of $306,000,013)	300,000,000
Total Repurchase Agreements		890,925,654

Total Investments (Cost $1,502,088,614)(c) - 100%		1,502,088,614
Other assets in excess of liabilities — 0.0%		368,497
Net Assets - 100%		$1,502,457,111

(a)	Rate represents the effective yield at purchase.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Government Securities Money Market Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Government Agency Securities (47.9%)
Federal Farm Credit Bank
$20,000,000	0.44%, 5/25/17 (a)	$19,997,960
17,500,000	0.47%, 2/13/17 (a)	17,495,739
20,000,000	0.51%, 3/8/17 (a)	19,999,187
20,000,000	0.52%, 3/22/17 (a)	20,000,000
		77,492,886
Federal Home Loan Bank
50,000,000	0.28%, 6/28/16 (b)	49,989,125
50,000,000	0.28%, 7/6/16 (b)	49,986,146
30,000,000	0.39%, 7/22/16 (a)	30,000,206
10,000,000	0.40%, 8/26/16 (a)	10,000,000
20,000,000	0.44%, 5/18/17 (a)	20,000,000
30,000,000	0.45%, 10/7/16	29,997,616
30,000,000	0.45%, 10/14/16	29,998,052
20,000,000	0.46%, 8/26/16 (b)	19,978,022
30,000,000	0.48%, 8/24/16 (b)	29,965,700
30,000,000	0.49%, 8/26/16	30,000,000
14,890,000	0.50%, 9/28/16	14,888,022
30,000,000	0.50%, 9/30/16	29,996,896
20,000,000	0.52%, 9/9/16	19,999,098
30,000,000	0.52%, 9/14/16	29,998,117
20,000,000	0.55%, 3/21/17 (a)	20,000,000
		414,797,000
Federal Home Loan Mortgage Corp.
25,000,000	0.34%, 6/8/16 (b)	24,998,104
50,000,000	0.42%, 10/3/16 (b)	49,927,667
50,000,000	0.47%, 8/5/16 (b)	49,957,028
		124,882,799
Federal National Mortgage Assoc.
90,000,000	0.25%, 7/6/16 (b)	89,977,250
125,000,000	0.29%, 8/2/16 (b)	124,937,568
30,000,000	0.32%, 8/1/16 (b)	29,983,733
		244,898,551
Total U.S. Government Agency Securities		862,071,236

U.S. Treasury Obligations (21.9%)
U.S. Treasury Bills
225,000,000	0.17%, 6/16/16 (b)	224,982,634
U.S. Treasury Notes
70,000,000	0.40%, 10/31/16 (a)	70,002,359
20,000,000	0.42%, 7/31/16 (a)	20,000,966
50,000,000	0.42%, 4/30/17 (a)	50,002,306

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$30,000,000	0.43%, 1/31/17 (a)	$30,002,840
		170,008,471
Total U.S. Treasury Obligations		394,991,105

Repurchase Agreements (30.2%)
79,097,909	Bank of Montreal, 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $79,098,503, collateralized by various U.S. Treasury Obligations, (0.00% - 3.13%), (6/30/17 - 8/15/44), fair value of $80,679,953)	79,097,909
124,600,000	Credit Agricole CIB, 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $124,600,935, collateralized by various U.S. Treasury Obligations, (1.38% - 2.38%), (7/31/17 - 5/31/20), fair value of $127,092,076)	124,600,000
40,000,000	Goldman Sachs & Co., 0.27%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $40,000,300, collateralized by various U.S. Government Agency Obligations, (0.44% - 3.30%), (1/13/17 - 8/27/32), fair value of $40,800,989)	40,000,000
100,000,000	RBC Capital Markets, LLC, 0.28%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $100,000,778, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.25%), (6/24/16 - 7/15/36), fair value of $101,741,458) and U.S. Treasury Note, 1.75%, 10/31/20 fair value of $258,551)	100,000,000
200,000,000	Wells Fargo Securities, LLC, 0.28%, 6/1/16, (Purchased on 5/31/16, proceeds at maturity $200,001,556, collateralized by various U.S. Government Agency Obligations, (0.00% - 1.41%), (1/15/17 - 9/15/30), fair value of $204,000,206)	200,000,000
Total Repurchase Agreements		543,697,909

Total Investments (Cost $1,800,760,250)(c) - 100%		1,800,760,250
Other assets in excess of liabilities — 0.0%		136,438
Net Assets - 100%		$1,800,896,688

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(b)	Rate represents the effective yield at purchase.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (91.1%)
Variable Rate Demand Notes (91.1%)
Alaska (8.7%)
$8,900,000	Alaska State International Airports Revenue, 0.40%, next reset date 6/7/16, final maturity 10/1/30, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	$8,900,000
8,975,000	Valdez Alaska Marine Terminal Revenue, 0.34%, next reset date 6/1/16, final maturity 12/1/33, Callable 6/9/16 @ 100(a)	8,975,000
		17,875,000
Colorado (2.2%)
4,600,000	Castle Rock Colorado Certificate of Participation, 0.44%, next reset date 6/7/16, final maturity 9/1/37, Enhanced by: LOC(a)	4,600,000
District of Columbia (8.1%)
8,000,000	District of Columbia Revenue, 0.40%, next reset date 6/7/16, final maturity 11/1/45, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	8,000,000
8,580,000	Metropolitan Washington Dc Airports System Revenue, 0.41%, next reset date 6/7/16, final maturity 10/1/39, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	8,580,000
		16,580,000
Florida (2.2%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.45%, next reset date 6/7/16, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Illinois (7.4%)
7,200,000	Cook County Illinois Revenue, 0.41%, next reset date 6/7/16, final maturity 5/1/35, Enhanced by: LOC(a)	7,200,000
8,100,000	Illinois State Finance Authority Revenue, 0.40%, next reset date 6/7/16, final maturity 2/15/33, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	8,100,000
		15,300,000
Indiana (3.9%)
8,050,000	Indiana Municipal Power Agency Revenue, 0.40%, next reset date 6/7/16, final maturity 1/1/18, Enhanced by: LOC(a)	8,050,000
Mississippi (3.9%)
8,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, 0.40%, next reset date 6/7/16, final maturity 12/1/30, Insured by: GTY(a)	8,000,000
Montana (2.7%)
5,600,000	Forsyth Montana Pollution Control Revenue, 0.34%, next reset date 6/1/16, final maturity 1/1/18, Enhanced by: LOC(a)	5,600,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Nevada (7.8%)
$8,000,000	Clark County Nevada Airport Revenue, 0.39%, next reset date 6/7/16, final maturity 7/1/40, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	$8,000,000
8,000,000	Clark County Nevada Industrial Development Revenue, 0.45%, next reset date 6/7/16, final maturity 12/1/39, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	8,000,000
		16,000,000
New York (3.9%)
8,000,000	New York State, 0.38%, next reset date 6/7/16, final maturity 4/1/42, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	8,000,000
North Carolina (3.1%)
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, 0.36%, next reset date 6/7/16, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
Oregon (2.7%)
5,500,000	Salem Oregon Hospital Facilities Authority Revenue, 0.40%, next reset date 6/7/16, final maturity 8/15/34, Callable 6/9/16 @ 100, Enhanced by: LOC(a)	5,500,000
South Carolina (4.5%)
5,625,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.39%, next reset date 6/7/16, final maturity 11/1/25, Enhanced by: LOC(a)	5,625,000
3,770,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, 0.45%, next reset date 6/7/16, final maturity 3/1/27, Enhanced by: LOC(a)	3,770,000
		9,395,000
Tennessee (2.2%)
4,525,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.44%, next reset date 6/7/16, final maturity 11/1/27, Enhanced by: LOC(a)	4,525,000
Texas (14.4%)
5,965,000	Austin Texas Hotel Occupancy Tax Revenue, 0.41%, next reset date 6/7/16, final maturity 11/15/29, Enhanced by: LOC(a)	5,965,000
8,700,000	Lower Neches Valley Authority Texas Revenue, 0.34%, next reset date 6/1/16, final maturity 11/1/29, Callable 6/9/16 @ 100(a)	8,700,000
8,000,000	North Texas Tollway Authority Revenue, 0.40%, next reset date 6/7/16, final maturity 1/1/49, Pre-refunded 4/1/17 @ 100, Enhanced by: LOC(a)	8,000,000

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Texas, continued:
$6,800,000	University of Texas System Revenue, 0.36%, next reset date 6/7/16, final maturity 8/1/39, Callable 6/9/16 @ 100, Enhanced by: LIQ FAC(a)	$6,800,000
		29,465,000
Utah (3.9%)
8,000,000	Emery County Utah Pollution Control Revenue, 0.37%, next reset date 6/7/16, final maturity 11/1/24, Enhanced by: LOC(a)	8,000,000
Virginia (4.1%)
8,265,000	Hanover County Virginia Economic Development Authority Revenue, 0.40%, next reset date 6/7/16, final maturity 11/1/25, Enhanced by: LOC(a)	8,265,000
Wisconsin (5.4%)
4,545,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.43%, next reset date 6/7/16, final maturity 9/1/40, Enhanced by: LOC(a)	4,545,000

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Wisconsin, continued:
$6,555,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.42%, next reset date 6/7/16, final maturity 3/1/36, Enhanced by: LOC(a)	$6,555,000
		11,100,000
Total Variable Rate Demand Notes		187,245,000
Total Municipal Bonds		187,245,000

Municipal Commercial Paper (8.8%)
Illinois (4.4%)
9,000,000	Illinois Educational Facilities Authority Revenue, 0.43%, final maturity 6/8/16, Enhanced by: LOC	9,000,000
Virginia (4.4%)
9,000,000	Peninsula Ports Authority of Virginia Revenue, 0.26%, final maturity 6/16/16, Enhanced by: LOC	9,000,000
Total Municipal Commercial Paper		18,000,000

Investment Companies (0.1%)
162,561	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.24%(b)	162,561
Total Investment Companies		162,561

Total Investments (Cost $205,407,561)(c) - 100%		205,407,561
Other assets in excess of liabilities — 0.0%		21,896
Net Assets - 100%		$205,429,457

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016. The Fund has the option to put (sell) the security back to the issuer’s agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT	Alternative Minimum Tax
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (93.8%)
Alabama (1.7%)
$580,000	Madison County Alabama, GO, 4.00%, 9/1/24	$680,746
Arizona (6.7%)
650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/16 @ 100	659,627
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Pre-refunded 7/1/18 @ 100	798,038
500,000	Gila County Arizona School Unified District #10 Payson, GO, 5.00%, 7/1/26, Callable 7/1/24 @ 100*	614,715
500,000	Tucson Arizona Water Revenue, 5.00%, 7/1/25	636,800
		2,709,180
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,266
Colorado (3.8%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	958,372
500,000	El Paso County Colorado School District #20, GO, 4.00%, 12/15/25, Callable 12/15/24 @ 100, Insured by: State Aid Withholding*	581,070
		1,539,442
Georgia (0.9%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	386,558
Hawaii (1.9%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Pre-refunded 7/1/17 @ 100, AGM	784,988
Illinois (4.9%)
650,000	Cook County Illinois School District #111 Burbank, GO, 4.00%, 12/1/26, AGM	737,997
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	232,652
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Pre-refunded 0 @ –, Insured by: AGM, ETM	322,426
10,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Insured by: NATL-RE, FGIC	10,205
660,000	Will County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17, Pre-refunded 0 @ –, Insured by: NATL-RE, FGIC, ETM	676,797
		1,980,077

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana (1.3%)
$500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	$531,740
Iowa (1.9%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	775,440
Massachusetts (1.6%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	652,377
Minnesota (2.0%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	823,298
Missouri (1.4%)
500,000	Jackson County Missouri Reorganized School Disttrict #4 Blue Springs, GO, 4.00%, 3/1/28, Callable 3/1/24 @ 100, Insured by: State Aid Withholding*	563,750
North Carolina (2.0%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Pre-refunded 2/1/19 @ 100	810,840
Oregon (1.9%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24	765,000
Pennsylvania (5.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Pre-refunded 5/15/18 @ 100, Insured by: State Aid Withholding	811,155
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	709,184
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	815,948
		2,336,287
South Carolina (2.0%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	841,262
Tennessee (2.0%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	810,945
Texas (33.8%)
95,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Callable 2/15/19 @ 100*	105,505
205,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Pre-refunded 2/15/19 @ 100	227,019
610,000	Archer City Texas Independent School District, GO, Series B, 4.00%, 8/15/26, Callable 8/15/25 @ 100, Insured by: PSF-GTD*	710,925

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$500,000	City of Arlington Texas, GO, 4.00%, 8/15/28, Callable 8/15/26 @ 100*	$579,835
550,000	Del Valle Independent School District, GO, 4.00%, 6/15/26, Callable 6/15/24 @ 100, Insured by: PSF-GTD*	628,188
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	656,384
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	514,220
150,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Callable 11/15/17 @ 100, AGM*	158,973
475,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Pre-refunded 11/15/17 @ 100, AGM	504,555
740,000	Kerr County Texas, Ltd., GO, 4.00%, 2/15/25, Callable 2/15/24 @ 100*	854,825
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	672,986
500,000	Lancaster Texas, GO, 5.00%, 2/15/25	629,680
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	831,892
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	553,330
600,000	San Antonio Texas Water Revenue, 5.00%, 5/15/26, Callable 5/15/25 @ 100*	751,853
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Pre-refunded 8/15/17 @ 100, AGM	525,840
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	543,635
420,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Callable 4/1/17 @ 100*	431,621
125,000	Texas State Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	128,944
30,000	Texas Transportation Commission Mobility Fund, GO, 4.50%, 4/1/33, Pre-refunded 4/1/17 @ 100	30,947
625,000	Waco Texas, GO, 4.00%, 2/1/25, Callable 2/1/24 @ 102*	711,938
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Pre-refunded 2/15/18 @ 100, Insured by: PSF-GTD	485,991

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	$829,238
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	685,779
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Pre-refunded 8/15/16 @ 100, Insured by: PSF-GTD	1,059,418
		13,813,521
Utah (1.9%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Pre-refunded 6/15/18 @ 100, AGM	758,436
Virginia (2.0%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Pre-refunded 4/1/19 @ 100, Insured by: State Aid Withholding	813,900
Washington (9.7%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	536,295
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	571,420
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, AGM	538,465
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	836,864
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	779,900
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	712,738
		3,975,682
West Virginia (1.6%)
500,000	West Virginia State, GO, 5.00%, 11/1/26	648,520
Wisconsin (2.9%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	557,040
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	607,941
		1,164,981
Total Municipal Bonds		38,247,236

Investment in Affiliates (6.6%)
2,672,436	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	2,672,436
Total Investment in Affiliates		2,672,436

Total Investments (Cost $38,947,064)(b) - 100.4%		40,919,672
Liabilities in excess of other assets — -0.4%		(179,800)
Net Assets - 100%		$40,739,872

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

 See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.5%)
$157,705	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.70%, 5/10/32(a)(b)	$155,734
191,328	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33(b)	192,849
138,435	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	159,050
857,246	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	852,156
38,531	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	39,424
22,665	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	22,833
22,189	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.65%, 1/15/34(a)	20,498
1,137,356	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	1,136,673
497,310	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	500,191
2,196,305	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(a)	2,200,625
874,929	Freddie Mac, Series 4486, Class JN, 2.00%, 11/15/24	882,886
618,559	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.32%, 11/25/34(a)	212,335
183,503	GSAMP Trust, Series 2005-HE4, Class M1, 0.90%, 7/25/45(a)	183,316
1,028	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	1,028
63,285	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.91%, 6/25/34(a)(b)(c)	63,342
1,812,553	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	1,813,472
525,105	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	524,664
1,674,442	Raspro Trust, Series 2005-1A, Class G, 1.02%, 3/23/24(a)(b)	1,615,836
282,228	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	287,648
61,437	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 5.29%, 6/25/33(a)	62,624
14,391	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	14,495
43,460	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 4.37%, 7/25/33(a)	43,295
3,466	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	3,462
38,703	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.01%, 12/25/33(a)	39,047

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$279,516	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.22%, 5/25/35(a)	$234,441
Total Asset Backed Securities		11,261,924

Mortgage Backed Securities† (38.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
198,035	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.83%, 2/25/36(a)	137,390
16,516	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.57%, 7/25/35(a)	13,517
41,801	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.69%, 7/20/35(a)	33,122
3,301	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.55%, 10/25/36(a)	2,059
84,871	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(a)	85,072
19,221	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	19,440
11,182	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.00%, 10/25/36(a)	9,014
29,817	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.43%, 9/25/34(a)	28,865
552,204	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(b)	559,642
20,990	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.85%, 4/21/34(a)	20,986
56,160	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.04%, 8/25/35(a)	54,327
512,296	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	188,627
110,018	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.37%, 9/25/34(a)	107,717
45,519	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.93%, 1/25/36(a)	36,236
36,572	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	36,705
		1,332,719
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
28,967	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	24,131
46,785	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	41,265
7,400	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	7,550
47,562	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	42,395

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$36,776	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	$29,585
37,159	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	30,370
37,586	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	32,311
231,767	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	173,549
102,290	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	104,758
109,017	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	84,982
20,097	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	20,232
67,332	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	68,920
86,533	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	88,253
6,823	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	7,130
521,130	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	548,003
29,224	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	29,737
9,764	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	10,023
127,308	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	127,820
23,533	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	23,644
88,575	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	88,479
76,567	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	61,838
4,272	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	4,271
5,917	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	6,196
5,396	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	5,422
59,205	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	37,974
55,018	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	45,848
41,079	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	42,098
		1,786,784

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities (6.4%)
$867,910	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	$878,697
1,530,468	CD Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	1,534,749
759,242	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 6.14%, 9/15/39(a)	784,122
890,319	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	903,459
2,621,012	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	2,638,276
1,474,777	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	1,500,126
226,914	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	226,414
		8,465,843
Prime Adjustable Rate Mortgage Backed Securities (4.9%)
95,011	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.55%, 3/25/35(a)	88,644
29,343	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.02%, 5/25/35(a)	28,574
372,573	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	165,719
13,395	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.62%, 6/25/34(a)	13,201
31,223	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.75%, 7/25/33(a)	31,188
20,473	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.80%, 9/25/33(a)	20,172
24,125	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.90%, 2/25/36(a)	21,416
17,191	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.00%, 11/20/36(a)	13,930
14,532	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.51%, 9/25/34(a)	13,405
25,633	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.66%, 10/25/35(a)	24,625
17,386	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.86%, 1/25/35(a)	17,274
93,545	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.00%, 10/25/36(a)	78,173
67,821	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.31%, 3/25/31(a)	68,144

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$31,414	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.22%, 7/25/37(a)	$28,590
49,524	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.75%, 8/25/35(a)	48,580
1,390,973	Coast Savings & Loan Association, Series 1992-1, Class A, 2.59%, 7/25/22(a)	1,384,189
75,668	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.75%, 8/25/34(a)	64,932
11,485	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.80%, 2/25/34(a)	11,167
27,007	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.91%, 2/19/34(a)	26,775
530	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.03%, 9/25/33(a)	487
77,407	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.78%, 11/25/34(a)	79,484
46,464	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.79%, 11/25/32(a)	12,361
43,687	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.21%, 6/26/37(a)(b)	43,621
299,599	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.85%, 7/27/36(a)(b)	297,779
34,013	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.64%, 10/25/35(a)	27,869
194,384	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.08%, 11/19/35(a)	179,576
157,083	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.25%, 7/25/35(a)(b)	157,187
82,928	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.96%, 4/25/35(a)	78,707
66,954	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.00%, 11/25/35(a)	63,871
27,974	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.00%, 12/19/35(a)	24,312
165,213	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.02%, 1/19/35(a)	144,484
26,914	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.52%, 8/25/34(a)	23,514
83,077	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.62%, 8/25/34(a)	79,346
6,971	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.75%, 10/25/34(a)	6,558
115,264	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.82%, 9/25/36(a)	96,534

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$76,137	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.92%, 8/25/36(a)	$53,018
47,426	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.42%, 7/25/36(a)	38,984
6,964	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.66%, 8/25/36(a)	6,022
12,948	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.44%, 7/25/35(a)	12,842
52,222	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 1.97%, 1/26/37(a)(b)	51,978
1,595	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 3.03%, 1/27/47(a)(b)	1,595
144,016	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(b)	144,573
1,840	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.24%, 9/25/17(a)	1,857
3,416	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.77%, 2/25/34(a)	3,425
25,656	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.82%, 7/25/34(a)	25,542
35,717	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.42%, 12/25/34(a)	35,606
73,414	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.66%, 8/25/34(a)	73,129
49,221	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.88%, 8/25/34(a)	48,350
998	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	997
26,984	RBSSP Resecuritization Trust, Series 2009-9, Class 13A1, 0.73%, 5/26/37(a)(b)	26,907
25,058	Sequoia Mortgage Trust, Series 12-2, Class A2, 3.50%, 4/25/42(a)	25,089
84,930	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.50%, 6/25/34(a)	82,490
4,933	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.69%, 2/25/34(a)	4,921
10,453	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 2.76%, 12/25/35(a)	10,200
71,298	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.77%, 11/25/34(a)	71,034
422,968	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.96%, 4/25/34(a)	416,632
80,583	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.99%, 12/25/34(a)	75,815
29,462	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.82%, 12/27/35(a)	23,256

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$43,721	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.54%, 7/25/33(a)	$42,699
1,339,689	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,383,917
33,069	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.94%, 8/20/35(a)	12,703
4,682	Washington Mutual, Series 2006-AR8, Class 1A1, 2.42%, 8/25/46(a)	3,979
17,653	Washington Mutual, Series 2004-AR3, Class A2, 2.64%, 6/25/34(a)	17,757
20,142	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.87%, 7/25/44(a)	19,007
153,240	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.19%, 11/25/36(a)	132,380
25,121	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.45%, 9/25/36(a)	22,615
11,418	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.72%, 12/25/34(a)	11,744
21,439	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.75%, 6/25/34(a)	21,410
78,564	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.77%, 2/25/35(a)	78,013
7,740	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.79%, 4/25/36(a)	7,521
16,910	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.83%, 7/25/34(a)	17,074
13,305	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.84%, 6/25/34(a)	13,521
37,485	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.86%, 8/25/33(a)	38,325
		6,521,315
Prime Fixed Mortgage Backed Securities (1.4%)
558	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	559
43,302	BNPP Mortgage Securities LLC, Series 2009-1, Class A1, 6.00%, 8/27/37(b)	43,850
43,765	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	44,760
180,907	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	183,208
20,921	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	22,394
71,750	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	72,521

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$6,179	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	$6,189
189,669	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	192,607
89,576	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	91,008
43,650	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	45,565
131,495	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	47,986
68,796	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	74,606
51,349	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	40,938
73,658	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	71,240
29,806	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	30,234
41,729	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	34,186
82,317	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	84,360
25,461	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	21,411
7,516	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	7,488
55,533	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	55,485
11,457	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	11,448
3,220	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	3,249
10,859	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	11,440
467	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	466
9,921	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	10,051
187,309	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(a)	104,279
20,241	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	18,723
35,412	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	36,479

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$163,456	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	$162,560
111,248	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	112,654
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,042
6,160	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	6,127
4,795	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	4,847
3,632	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	3,654
402	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	404
9,150	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	9,274
128,471	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	129,977
47,740	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	48,871
		1,847,140
U.S. Government Agency Mortgage Backed Securities (23.2%)
1,062,064	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	1,052,634
912,258	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	913,240
661,424	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	660,509
45,990	Fannie Mae, 2.22%, 1/1/35, Pool #805386(a)	47,926
357,744	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	356,000
2,662,336	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	2,692,559
697,412	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	703,931
237,944	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	242,938
1,375,460	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,403,538
21,224	Fannie Mae, 2.51%, 12/1/22, Pool #303247(a)	21,999
11,562	Fannie Mae, 2.55%, 6/1/32, Pool #725286(a)	12,193
57,639	Fannie Mae, 2.57%, 2/1/30, Pool #556998(a)	59,094
383,808	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	398,214
544,553	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	558,593
1,449,428	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	1,486,719
2,361,891	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	2,445,326
40,898	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	44,779

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,980	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	$5,358
20,576	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	24,646
256	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	285
960	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	1,061
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,752
12,214	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	13,145
562,265	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	556,941
2,430,576	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	2,433,086
861,722	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	859,207
754,233	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	750,812
1,240,753	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,247,292
570	Freddie Mac, 2.13%, 3/1/17, Pool #350044(a)	575
15,072	Freddie Mac, 2.30%, 4/1/36, Pool #1N0148(a)	15,522
225,916	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	230,171
1,384,269	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,398,400
1,204,861	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	1,226,685
288,114	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	293,088
299,866	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	304,586
968,258	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	985,282
260,263	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	267,529
1,338,880	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,391,352
2,342,609	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	2,477,506
2,002,031	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	2,110,431
49,096	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	52,294
186,831	Freddie Mac, Series 3819, Class JP, 4.00%, 8/15/39	189,612
8,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	8,496
4,433	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	4,656
3,538	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	3,737
2,875	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	3,097
359	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	375
2,373	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	2,559

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	$1,125
3,917	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	4,339
2,866	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	3,228
6,468	Government National Mortgage Assoc., 1.75%, 1/20/23, Pool #8123(a)	6,652
4,054	Government National Mortgage Assoc., 1.75%, 3/20/26, Pool #8832(a)	4,175
4,711	Government National Mortgage Assoc., 1.75%, 3/20/29, Pool #80263(a)	4,777
25,110	Government National Mortgage Assoc., 1.75%, 5/20/34, Pool #80916(a)	26,103
7,301	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	7,537
4,706	Government National Mortgage Assoc., 2.00%, 12/20/27, Pool #80141(a)	4,876
6,844	Government National Mortgage Assoc., 2.00%, 11/20/29, Pool #876947(a)	6,959
432,932	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	407,218
2,842	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	2,841
3,546	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	3,624
10,602	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	11,012
137,717	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	139,515
152	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	174
156	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	172
44	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	46
435	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	454
		30,599,557
Total Mortgage Backed Securities		50,553,358

Shares or Principal Amount	Security Description	Value

Corporate Bonds (4.8%)
Banks (0.7%)
$950,000	PNC Funding Corp., 2.70%, 9/19/16, Callable 8/19/16 @ 100 *	$953,785
Capital Markets (0.1%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	155,000
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	18,498
		173,498
Diversified Financial Services (0.9%)
1,150,000	BP Capital Markets PLC, 1.38%, 5/10/18	1,146,012
Internet Software & Services (2.0%)
1,250,000	eBay, Inc., 1.12%, 8/1/19 (a)	1,218,641
1,393,000	eBay, Inc., 1.35%, 7/15/17	1,391,964
		2,610,605
Real Estate Management & Development (1.1%)
1,405,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	1,404,999
Total Corporate Bonds		6,288,899

U.S. Government Agency Securities (3.4%)
Fannie Mae Strips
1,000,000	0.51%, 11/15/16 (e)	997,646
Freddie Mac
3,500,000	1.00%, 9/29/17	3,508,019
Total U.S. Government Agency Securities		4,505,665

U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes
10,000,000	0.63%, 12/31/16	10,002,060
17,123,000	0.75%, 4/30/18	17,084,198
10,000,000	0.88%, 11/30/16	10,015,620
8,500,000	0.88%, 5/15/19	8,462,813
12,000,000	1.00%, 10/31/16	12,023,316
		57,588,007
Total U.S. Treasury Obligations		57,588,007

Investment in Affiliates (1.9%)
2,476,155	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	2,476,155
Total Investment in Affiliates		2,476,155

Total Investments (Cost $135,700,131)(h) - 100.2%		132,674,008
Liabilities in excess of other assets — (0.2)%		(297,127)
Net Assets - 100%		$132,376,881

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2016.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2016, illiquid securities were 0.0% of the Fund’s net assets.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

MTN	Medium Term Note
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.4%)
$303,386	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.17%, 10/25/34(a)	$299,311
46,267	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	53,156
399,846	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	397,472
17,124	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	17,253
658,406	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	658,741
128,702	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	128,594
445,756	Raspro Trust, Series 2005-1A, Class G, 1.02%, 3/23/24(a)(b)	430,154
334,199	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	335,845
2,080	Residential Funding Mortgage Securities I, Inc., Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	2,077
58,835	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	59,103
Total Asset Backed Securities		2,381,706

Mortgage Backed Securities† (41.9%)
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
23,690	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	23,298
105,405	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	94,019
24,501	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	23,541
26,440	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	26,715
38,101	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	38,561
121,982	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	91,342
114,768	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.07%, 6/25/36(a)	93,700
21,309	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	21,595
13,415	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	13,474
34,658	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	34,646
14,133	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	14,467
97,266	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	100,282

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$38,529	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	$38,218
13,212	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	13,779
39,446	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	40,342
53,408	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	54,191
29,269	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(a)	29,509
49,849	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	36,953
20,141	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	20,320
113,310	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	50,321
62,002	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(b)	53,715
7,929	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	7,984
22,388	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	22,097
90,252	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	92,838
24,134	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	22,592
28,128	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	23,874
45,710	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	32,722
65,064	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	56,564
104,758	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	93,574
99,367	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	87,454
		1,352,687
Commercial Mortgage Backed Securities (5.0%)
1,045,544	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,058,538
979,351	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	993,805
656,883	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	666,031
702,275	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)(b)	714,346

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$38,900	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	$38,814
		3,471,534
Prime Adjustable Rate Mortgage Backed Securities (1.6%)
20,122	Bank of America Funding Corp., Series 2004-B, Class 5A1, 3.01%, 11/20/34(a)	18,932
7,667	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.77%, 10/25/33(a)	7,854
32,948	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 3.03%, 11/25/34(a)	31,950
41,962	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.61%, 2/25/34(a)	40,232
42,037	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.75%, 8/25/34(a)	36,073
53,323	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 9.37%, 4/25/37(a)	40,307
73,763	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.68%, 10/25/36(a)	62,155
603,542	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.74%, 9/25/35(a)	550,737
102,127	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.86%, 2/25/35(a)	103,686
13,140	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.06%, 4/25/36(a)	11,969
998	RAAC, Series 2004-SP2, Class A1, 5.83%, 1/25/17(a)	997
91,108	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 1.09%, 3/25/35(a)	90,879
118,326	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.71%, 3/25/34(a)	117,512
16,535	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.94%, 8/20/35(a)	6,351
3,033	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 2.99%, 5/25/34(a)	3,057
		1,122,691
Prime Fixed Mortgage Backed Securities (0.9%)
31,161	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	31,020
4,093	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	4,101
14,292	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	14,579
24,768	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	20,643
18,260	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	18,204
22,458	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	23,603

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$20,234	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	$20,274
19,018	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	19,442
9,745	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	9,580
21,412	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	19,758
7,621	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	7,764
41,581	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	43,303
27,182	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	27,845
23,480	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	23,855
2,139	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	2,157
1,502	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	1,535
2,185	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	2,205
52,323	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	54,705
5,480	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	5,717
124,873	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(a)	69,519
124,509	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	126,788
13,384	Residential Funding Mortgage Securities I, Inc., Series 2003-S12, Class 2A1, 4.00%, 12/25/32	13,384
20,281	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	20,170
309	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	311
7,358	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	7,381
3,424	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	3,431
1,487	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	1,551
		592,825
U.S. Government Agency Mortgage Backed Securities (32.5%)
132,758	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	131,579

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$999	Fannie Mae, Series 1992-45, Class F, 1.63%, 4/25/22(a)	$984
425,848	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	425,038
152,043	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	152,207
178,872	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	178,000
278,966	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	281,574
6,192	Fannie Mae, 2.39%, 9/1/33, Pool #739372(a)	6,556
667,915	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	676,818
294,793	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	300,722
118,972	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	121,469
578,299	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	590,472
591,678	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	603,756
1,122,806	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,143,321
695,333	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	710,131
5,919	Fannie Mae, 2.73%, 1/1/37, Pool #906675(a)	6,312
1,879	Fannie Mae, 2.75%, 7/1/23, Pool #224951(a)	1,895
355,023	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	368,348
136,138	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	139,648
785,198	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	793,778
573,602	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	593,865
634,626	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	653,704
1,098,374	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	1,133,672
7,054	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	7,208
321	Fannie Mae, 6.00%, 4/1/35, Pool #735503	370
2,556	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	2,651
3,400	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	3,598
2,889	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	3,244
18,394	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	21,809
1,087	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,269
3,899	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	4,298
2,120	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	2,340
334	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	368
1,479	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	1,614

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$478	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	$518
652	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	713
323	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	353
500,000	Freddie Mac, Series 0009, 1.00%, 4/28/21*(a)	499,368
251	Freddie Mac, Series 1222, Class P, 1.41%, 3/15/22(a)	246
140,566	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	139,235
340,139	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	340,490
1,001,089	Freddie Mac, Series 3870, Class ND, 2.00%, 1/15/41	999,682
509,777	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	512,265
1,315,160	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	1,322,316
418,634	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	416,735
368,379	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	370,677
451,183	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	453,561
826,513	Freddie Mac, Series 4496, Class DP, 2.50%, 6/15/45(a)	844,340
527,490	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	531,750
631,325	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	641,545
290,164	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	293,126
690,461	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	708,233
555,572	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	564,681
671,484	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	683,646
322,753	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	328,427
23,553	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	23,834
403,374	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	418,445
389,809	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	401,987
775,979	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	802,036
383,048	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	398,061
602,385	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	637,073
497,932	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	524,893
4,678	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	4,710
34,080	Freddie Mac, 5.13%, 8/1/34, Pool #755230(a)	35,764
5,951	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	6,378
2,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	2,282

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$5,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	$5,310
4,260	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	4,579
4,907	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	5,386
3,655	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	4,056
1,576	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	1,712
4,036	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	4,575
1,430	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	1,555
7,501	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	8,294
9,271	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	10,271
423	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	455
59	Freddie Mac, 9.00%, 6/1/16, Pool #170171	59
156	Freddie Mac, 9.00%, 9/1/16, Pool #170192	156
275,092	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	275,977
92,771	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	87,261
124,233	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	126,687
7,746	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	7,835
168	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	196
4,185	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	4,348
1,200	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	1,345
149	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	167
346	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	388
2,702	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,019
8,830	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	10,002
9,398	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	10,318
386	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	392
		22,544,331
Total Mortgage Backed Securities		29,084,068

Corporate Bonds (4.8%)
Capital Markets (1.8%)
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	110
500,000	Preferred Term Securities XI, Class B-1, 2.24%, 9/24/33, Continuously Callable @ 100 (a)(d)	253,750

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Capital Markets, continued:
$964,438	Preferred Term Securities XX, Class B2, 1.08%, 3/22/38, Continuously Callable @ 100 (a)(b)	$530,440
406,542	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	18,498
973,554	Preferred Term Securities XXVI, Series B-2, 1.19%, 9/22/37, Continuously Callable @ 100 (a)(b)	452,703
		1,255,501
Diversified Financial Services (0.6%)
400,000	BP Capital Markets PLC, 2.75%, 5/10/23	393,972
Diversified Telecommunication Services (0.1%)
39,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/8/16 @ 101 *	39,306
Internet Software & Services (0.6%)
400,000	eBay, Inc., 1.12%, 8/1/19 (a)	389,965
IT Services (0.5%)
400,000	International Business Machine Corp., 1.63%, 5/15/20	400,097
Real Estate Management & Development (1.2%)
420,000	Fishers Lane LLC, 2.03%, 4/5/17 (b)	420,000
411,845	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	427,671
		847,671
Total Corporate Bonds		3,326,512

Taxable Municipal Bonds (1.0%)
Illinois (0.8%)
500,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	512,425
Missouri (0.2%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	168,402
Total Taxable Municipal Bonds		680,827

U.S. Government Agency Securities (3.0%)
Fannie Mae
650,000	1.00%, 9/30/20, Callable 6/30/16 @ 100 *(a)(f)	649,991
750,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(a)(f)	745,696
700,000	1.25%, 5/17/21, Callable 11/17/16 @ 100 *(a)	698,235
		2,093,922
Total U.S. Government Agency Securities		2,093,922

U.S. Treasury Obligations (44.8%)
U.S. Treasury Inflation Index Notes
2,479,000	0.38%, 7/15/25	2,518,866
U.S. Treasury Notes
6,080,000	1.25%, 3/31/21	6,046,986
12,003,000	1.63%, 6/30/19	12,215,861
10,501,000	1.63%, 5/15/26	10,301,649
		28,564,496
Total U.S. Treasury Obligations		31,083,362

Investment in Affiliates (2.3%)
1,623,544	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,623,544

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016
(Unaudited)

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investment in Affiliates		$1,623,544

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investments (Cost $72,779,636)(h) - 101.2%		$70,273,941
Liabilities in excess of other assets — -1.2%		(814,130)
Net Assets - 100%		$69,459,811

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2016, illiquid securities were 0.4% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2016.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (3.0%)
$92,897	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	$106,731
857,246	BCC Funding Corp., Series 2014-1A, Class A, 1.79%, 6/20/20(b)	852,156
32,535	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	32,780
37,517	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	41,121
1,986,057	Freddie Mac, Series 3913, Class: PC, 2.50%, 3/15/41	2,017,120
446,010	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	460,299
1,161,893	Nations Equipment Finance Funding LLC, Series 16-1A, Class A, 3.61%, 2/20/21(a)(b)	1,162,483
205,924	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(b)	205,750
3,864	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	3,912
111,456	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(b)	108,011
Total Asset Backed Securities		4,990,363

Mortgage Backed Securities† (41.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.4%)
680,808	BCRR Trust, Series 2009-2A, Class 1A1A, 6.50%, 7/17/40(b)	685,088
112,206	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.74%, 11/25/36(a)	76,421
43,296	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	44,015
872,119	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 6/11/50(a)	900,708
493,468	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A1A, 5.91%, 6/11/40(a)	510,062
98,070	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	91,616
		2,307,910
Alt-A - Fixed Rate Mortgage Backed Securities (2.1%)
30,167	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	27,116
38,489	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	33,079
1,383,797	Bank of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	1,389,816
63,243	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	56,411
40,630	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	27,660

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$137,821	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	$127,439
206,641	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	192,160
21,282	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	22,665
46,187	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	38,350
323,639	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	246,933
309,697	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	233,446
46,267	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	48,126
10,458	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	10,408
74,633	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	74,295
81,405	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	83,020
81,732	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	85,413
121,583	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	125,354
38,529	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	38,218
47,368	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	47,585
8,161	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	8,372
24,281	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	25,255
40,182	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	34,105
369,755	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	321,265
179,959	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	133,871
		3,430,362
Commercial Mortgage Backed Securities (4.9%)
1,414,656	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	1,432,237
553,410	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.09%, 12/10/49(a)	574,215
1,778,294	Credit Suisse Mortgage Trust, Series 2006-C5, Class A3, 5.31%, 12/15/39	1,782,803
1,098,066	Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/49	1,138,587
1,309,501	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	1,327,738

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$1,677,198	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(a)	$1,706,026
129,665	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.76%, 7/15/45(a)	129,379
		8,090,985
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
157,445	BCAP LLC Trust, Series 09-RR4, Class 9A1, 2.67%, 10/26/35(a)(b)	155,831
530,110	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.26%, 12/10/49(a)	554,012
189,782	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.58%, 2/25/36(a)(b)	187,618
713,720	JPMorgan Chase Commercial Mortgage Securities, Series 2006-LDP9, Class A3, 5.34%, 5/15/47	721,235
652,188	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.79%, 8/25/35(a)	636,944
16,921	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.43%, 6/25/36(a)	14,590
53,126	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.37%, 4/25/29(a)	51,891
11,706	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.80%, 6/25/36(a)	8,836
1,435,381	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, 5/15/46	1,482,766
8,267	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 2.94%, 8/20/35(a)	3,176
		3,816,899
Prime Fixed Mortgage Backed Securities (1.4%)
3,476	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	3,475
272,254	Chaseflex Trust, Series 2006-2, Class A5, 5.01%, 9/25/36(a)	247,796
9,343	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	9,442
49,660	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	49,505
14,564	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	14,445
17,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	17,316
99,625	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	100,202
16,215	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	16,779
17,102	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	17,671
162,281	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	137,552
179,909	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	117,266

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$12,604	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	$11,450
487	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	498
4,541	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33(a)	4,557
64,041	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.74%, 4/25/36(a)	58,317
49,972	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	50,150
34,015	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(b)	34,860
10,875	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	10,851
3,625	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	3,617
2,043	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	2,053
65,641	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	68,630
11,032	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	11,199
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	271,586
251,057	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	252,657
5,516	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	5,557
15,258	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	15,472
57,233	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	58,143
42,945	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	16,877
492,840	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	456,816
23,548	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	24,986
133,518	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	139,288
11,278	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	11,637
		2,240,650
U.S. Government Agency Mortgage Backed Securities (29.2%)
547,142	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	551,875
709,747	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	708,397

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$821,032	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	$821,916
816,738	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	821,376
357,744	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	356,000
1,729,780	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(a)	1,749,417
348,707	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	351,967
2,385,411	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(a)	2,417,208
492,614	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	502,522
237,944	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	242,938
433,724	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	442,854
983,569	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	1,003,647
1,903,134	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	1,937,908
1,786,620	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	1,824,642
2,242,752	Fannie Mae, Series 2015-77, Class PA, 2.50%, 9/25/45	2,293,306
26,341	Fannie Mae, 2.65%, 12/1/27, Pool #422279(a)	27,179
383,808	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	398,214
136,138	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	139,648
944,756	Fannie Mae, Series 2014-37, Class PD, 3.00%, 6/25/44	978,131
1,273,690	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	1,311,980
2,456,473	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	2,535,414
118,518	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	124,686
733	Fannie Mae, 4.50%, 5/1/19, Pool #761398	754
122	Fannie Mae, 5.00%, 3/1/18, Pool #688031	126
1,037	Fannie Mae, 5.00%, 8/1/33, Pool #730856	1,153
421	Fannie Mae, 5.00%, 7/1/35, Pool #832198	468
617	Fannie Mae, 5.50%, 2/1/33, Pool #683351	696
319	Fannie Mae, 5.50%, 9/1/34, Pool #725773	361
6,741	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	7,691
4,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	4,404
6,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	6,620
17,566	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	19,544
18,543	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	20,271

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$78,012	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.29%, 8/25/42(a)	$84,989
1,415,373	Federal National Mortgage Assoc., Series 2016-10, Class BA, 3.00%, 3/25/46(a)	1,463,610
3,650,000	Freddie Mac, Series 0009, 1.00%, 4/28/21*(a)	3,645,382
309,246	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	306,317
1,019,553	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	1,024,529
486,596	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	489,274
172,344	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	171,841
2,138,875	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	2,140,794
613,965	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	617,794
1,255,793	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	1,262,411
19,483	Freddie Mac, 2.38%, 4/1/24, Pool #409624(a)	19,624
505,169	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	516,995
2,015,010	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	2,031,284
1,306,567	Freddie Mac, Series 4173, Class KA, 2.50%, 7/15/42	1,327,719
1,237,856	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	1,250,492
1,208,308	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	1,239,408
991,483	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	1,007,738
1,985,878	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	2,021,848
29,807	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	30,133
52,994	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	53,627
525,175	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	537,865
605,061	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	627,667
596,128	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	616,105
966,571	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	1,004,452
457,073	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	480,572
142,629	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	148,572
254,043	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	265,827
1,003,975	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	1,061,789
841,334	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	886,888
4,678	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	4,710
4,701	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	5,082

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$256	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	$290
4,349	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	4,980
2,551	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	3,053
25,785	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	28,861
652	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	679
817	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	837
7,920	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	8,758
154,618	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	145,435
92,833	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	98,067
5,891	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	6,346
14,737	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	16,569
6,848	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	7,518
190	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	208
4,136	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	4,451
		48,274,703
Total Mortgage Backed Securities		68,161,509

Corporate Bonds (1.9%)
Banks (0.4%)
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	764,017
Capital Markets (0.2%)
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)	70
500,000	Preferred Term Securities XI, Class B-1, 2.24%, 9/24/33, Continuously Callable @ 100 (a)(d)	253,750
203,271	Preferred Term Securities XXIII, 0.00%, 12/22/36 (d)(e)	9,249
		263,069
Diversified Financial Services (0.4%)
600,000	BP Capital Markets PLC, 2.75%, 5/10/23	590,958
Diversified Telecommunication Services (0.1%)
107,000	Qwest Corp., 6.88%, 9/15/33, Callable 7/8/16 @ 101 *	106,187
118,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 7/8/16 @ 101 *	118,927
		225,114
IT Services (0.4%)
600,000	International Business Machine Corp., 1.63%, 5/15/20	600,145
Real Estate Management & Development (0.4%)
617,768	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (b)	641,506
Total Corporate Bonds		3,084,809

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds (0.1%)
Missouri (0.1%)
$135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	$137,784
40,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	41,041
Total Taxable Municipal Bonds		178,825

U.S. Government Agency Securities (8.3%)
Fannie Mae
1,500,000	1.00%, 2/26/21, Callable 8/26/16 @ 100 *(a)	1,497,764
1,250,000	1.00%, 9/30/20, Callable 6/30/16 @ 100 *(a)(f)	1,249,983
1,000,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(a)(f)	994,263
2,000,000	1.00%, 4/28/26, Callable 4/28/17 @ 100 *(a)	1,994,614
1,750,000	1.25%, 5/17/21, Callable 11/17/16 @ 100 *(a)	1,745,586
		7,482,210
Fannie Mae Strips
500,000	0.51%, 11/15/16 (e)	498,823
Freddie Mac
2,000,000	0.75%, 2/26/18, Callable 8/26/16 @ 100 *(a)	1,999,660
2,000,000	1.00%, 4/27/21, Callable 7/27/16 @ 100 *(a)	1,999,648
1,650,000	1.25%, 5/25/21, Callable 8/25/16 @ 100 *(a)(f)	1,646,828
		5,646,136
Total U.S. Government Agency Securities		13,627,169

U.S. Treasury Obligations (43.8%)
U.S. Treasury Bonds
15,897,000	3.00%, 11/15/44	17,122,182
U.S. Treasury Inflation Index Notes
6,222,000	0.38%, 7/15/25	6,322,059
U.S. Treasury Notes
17,239,000	0.75%, 4/30/18	17,199,935
9,821,000	1.25%, 3/31/21	9,767,672
1,500,000	1.50%, 3/31/23	1,486,055
4,096,000	1.63%, 6/30/19	4,168,638
16,420,000	1.63%, 5/15/26	16,108,283
		48,730,583
Total U.S. Treasury Obligations		72,174,824

Investment in Affiliates (1.6%)
2,664,153	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	2,664,153
Total Investment in Affiliates		2,664,153

Total Investments (Cost $166,243,196)(h) - 100%		164,881,652
Liabilities in excess of other assets — 0.0%		(21,498)
Net Assets - 100%		$164,860,154

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Issuer has defaulted on the payment of interest.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2016, illiquid securities were 0.2% of the Fund’s net assets.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2016.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (51.0%)
Aerospace & Defense (1.9%)
1,213	Honeywell International, Inc.	$138,076
1,050	L-3 Communications Holdings, Inc.	144,071
1,164	Lockheed Martin Corp.	274,973
920	Northrop Grumman Corp.	195,656
1,647	Raytheon Co.	213,566
46	Rockwell Collins, Inc.	4,066
1,894	Spirit AeroSystems Holdings, Inc.(a)	88,601
481	The Boeing Co.	60,678
37	TransDigm Group, Inc.(a)	9,751
821	United Technologies Corp.	82,576
		1,212,014
Air Freight & Logistics (0.2%)
388	C.H. Robinson Worldwide, Inc.	29,092
371	Expeditors International of Washington, Inc.	18,012
468	FedEx Corp.	77,206
		124,310
Airlines (0.5%)
3,269	Alaska Air Group, Inc.	217,062
1,853	Delta Air Lines, Inc.	80,531
496	Southwest Airlines Co.	21,070
245	United Continental Holdings, Inc.(a)	11,047
		329,710
Auto Components (0.6%)
3,218	Gentex Corp.	53,354
2,083	Johnson Controls, Inc.	91,964
911	Lear Corp.	108,190
5,374	The Goodyear Tire & Rubber Co.	150,312
		403,820
Automobiles (0.2%)
2,500	General Motors Co.	78,200
732	Thor Industries, Inc.	47,580
		125,780
Banks (2.9%)
3,438	Bank of America Corp.	50,848
3,378	BB&T Corp.	122,858
1,356	Citigroup, Inc.	63,149
285	Comerica, Inc.	13,424
133	Commerce Bancshares, Inc.	6,508
733	Cullen/Frost Bankers, Inc.	49,038
1,251	East West Bancorp, Inc.	48,289
448	First Horizon National Corp.	6,523
12,855	FNB Corp.	172,128
4,641	JPMorgan Chase & Co.	302,918
960	KeyCorp	12,307
30	M&T Bank Corp.	3,585
443	PacWest Bancorp	18,464
2,033	People’s United Financial, Inc.	32,284
963	Popular, Inc.	30,180
282	SVB Financial Group(a)	31,076
455	TCF Financial Corp.	6,538
1,207	The PNC Financial Services Group, Inc.	108,316
4,923	U.S. Bancorp	210,803
9,422	Wells Fargo & Co.	477,885
		1,767,121
Beverages (1.1%)
88	Brown-Forman Corp., Class B	8,630
801	Constellation Brands, Inc., Class A	122,673
134	Dr Pepper Snapple Group, Inc.	12,248
1,480	Molson Coors Brewing Co., Class B	146,786
213	Monster Beverage Corp.(a)	31,950
2,155	PepsiCo, Inc.	218,021

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Beverages, continued:
2,731	The Coca-Cola Co.	$121,803
		662,111
Biotechnology (0.7%)
529	Amgen, Inc.	83,556
164	Biogen, Inc.(a)	47,516
608	BioMarin Pharmaceutical, Inc.(a)	54,507
1,172	Gilead Sciences, Inc.	102,034
14	Regeneron Pharmaceuticals, Inc.(a)	5,585
1,320	United Therapeutics Corp.(a)	157,172
		450,370
Building Products (0.2%)
165	A.O. Smith Corp.	13,580
618	Lennox International, Inc.	84,881
324	USG Corp.(a)	9,351
		107,812
Capital Markets (1.1%)
349	BlackRock, Inc.	126,984
789	Eaton Vance Corp.	28,688
684	Federated Investors, Inc., Class B	22,107
270	Franklin Resources, Inc.	10,085
4,025	Golub Capital BDC, Inc.	69,834
163	Interactive Brokers Group, Inc.	6,549
4,661	Invesco Ltd.	146,356
757	Lazard Ltd., Class A	26,632
878	Legg Mason, Inc.	30,291
466	LPL Financial Holdings, Inc.	12,997
237	Morgan Stanley	6,487
284	Northern Trust Corp.	21,044
586	Raymond James Financial, Inc.	32,857
1,044	SEI Investments Co.	53,703
748	T. Rowe Price Group, Inc.	57,641
525	The Goldman Sachs Group, Inc.	83,727
1,447	Waddell & Reed Financial, Inc., Class A	30,922
		766,904
Chemicals (1.4%)
1,108	CF Industries Holdings, Inc.	30,647
905	Ecolab, Inc.	106,102
1,156	Huntsman Corp.	17,259
358	International Flavors & Fragrances, Inc.	46,182
1,619	LyondellBasell Industries NV, Class A	131,722
201	Praxair, Inc.	22,082
1,720	RPM International, Inc.	86,327
1,018	Syngenta AG ADR	80,310
4,477	The Dow Chemical Co.	229,939
2,385	The Mosaic Co.	60,174
56	The Sherwin-Williams Co.	16,301
1,010	Westlake Chemical Corp.	44,571
		871,616
Commercial Services & Supplies (0.5%)
550	Cintas Corp.	52,140
4,854	Knoll, Inc.	120,476
2,851	Pitney Bowes, Inc.	53,114
600	Stericycle, Inc.(a)	58,794
702	Waste Management, Inc.	42,787
		327,311
Communications Equipment (0.8%)
13,679	Cisco Systems, Inc.	397,375
907	Harris Corp.	71,444
174	Motorola Solutions, Inc.	12,053
		480,872

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Construction & Engineering (0.0%)
535	Fluor Corp.	$28,237
Consumer Finance (0.2%)
5,996	Navient Corp.	82,205
1,013	Santander Consumer USA Holdings, Inc.(a)	13,027
		95,232
Containers & Packaging (0.5%)
618	AptarGroup, Inc.	47,747
1,045	Ball Corp.	75,554
1,060	Bemis Co., Inc.	53,360
315	International Paper Co.	13,280
1,376	Packaging Corp. of America	93,884
278	Silgan Holdings, Inc.	14,217
		298,042
Distributors (0.0%)
106	Genuine Parts Co.	10,274
389	LKQ Corp.(a)	12,864
		23,138
Diversified Consumer Services (0.0%)
152	ServiceMaster Global Holdings, Inc.(a)	5,812
Diversified Financial Services (1.0%)
1,586	Berkshire Hathaway, Inc., Class B(a)	222,896
1,661	CME Group, Inc.	162,595
183	FactSet Research Systems, Inc.	29,110
851	Leucadia National Corp.	15,403
398	Moody’s Corp.	39,259
2,114	Nasdaq, Inc.	139,545
1,209	Voya Financial, Inc.	39,728
		648,536
Diversified Telecommunication Services (0.7%)
4,709	AT&T, Inc.	184,357
5,318	CenturyLink, Inc.	144,224
486	Level 3 Communications, Inc.(a)	26,220
33	SBA Communications Corp.(a)	3,280
1,143	Verizon Communications, Inc.	58,179
		416,260
Electric Utilities (0.7%)
820	Alliant Energy Corp.	30,381
2,150	Edison International	154,005
339	Entergy Corp.	25,737
221	Eversource Energy	12,208
353	Exelon Corp.	12,097
666	Great Plains Energy, Inc.	19,434
2,716	Hawaiian Electric Industries, Inc.	89,166
309	NextEra Energy, Inc.	37,117
1,947	PPL Corp.	75,037
		455,182
Electrical Equipment (0.4%)
168	AMETEK, Inc.	8,034
187	Eaton Corp. PLC	11,525
3,973	Emerson Electric Co.	206,675
93	Rockwell Automation, Inc.	10,793
		237,027
Electronic Equipment, Instruments & Components (0.7%)
215	Amphenol Corp., Class A	12,625
1,840	Avnet, Inc.	75,495
13,997	Corning, Inc.	292,397
550	Ingram Micro, Inc.	19,047
1,166	Jabil Circuit, Inc.	22,247
		421,811
Energy Equipment & Services (1.0%)
748	Dril-Quip, Inc.(a)	45,650

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Energy Equipment & Services, continued:
708	FMC Technologies, Inc.(a)	$19,279
1,140	Halliburton Co.	48,085
1,168	Helmerich & Payne, Inc.	71,423
1,639	National Oilwell Varco, Inc.	54,005
990	Oceaneering International, Inc.	32,729
4,665	Patterson-UTI Energy, Inc.	86,816
750	Rowan Cos. PLC	12,698
2,456	RPC, Inc.(a)	36,226
2,349	Schlumberger Ltd.	179,229
		586,140
Food & Staples Retailing (1.4%)
861	Costco Wholesale Corp.	128,091
1,723	CVS Health Corp.	166,183
3,280	Sysco Corp.	157,801
6,683	The Kroger Co.	238,984
1,860	US Foods Holding Corp.(a)	46,481
2,361	Wal-Mart Stores, Inc.	167,112
		904,652
Food Products (1.7%)
216	Archer-Daniels-Midland Co.	9,238
2,530	Bunge Ltd.	169,687
694	Campbell Soup Co.	42,036
415	General Mills, Inc.	26,054
3,151	Hormel Foods Corp.	108,426
1,169	Ingredion, Inc.	137,251
600	Mead Johnson Nutrition Co.	49,368
1,961	Mondelez International, Inc., Class A	87,245
1,427	Pinnacle Foods, Inc.	60,120
1,008	The Hain Celestial Group, Inc.(a)	49,836
102	The Hershey Co.	9,471
203	The WhiteWave Foods Co.(a)	9,064
4,951	Tyson Foods, Inc., Class A	315,774
		1,073,570
Gas Utilities (0.2%)
617	Atmos Energy Corp.	44,979
1,204	UGI Corp.	51,676
		96,655
Health Care Equipment & Supplies (0.9%)
5,221	Abbott Laboratories	206,908
153	Alere, Inc.(a)	6,571
379	Baxter International, Inc.	16,358
52	C.R. Bard, Inc.	11,390
223	Edwards Lifesciences Corp.(a)	21,966
640	Hill-Rom Holdings, Inc.	31,443
26	Intuitive Surgical, Inc.(a)	16,502
1,229	Medtronic PLC	98,910
2,059	Smith & Nephew PLC ADR	70,850
78	St. Jude Medical, Inc.	6,112
319	Teleflex, Inc.	51,391
428	Zimmer Biomet Holdings, Inc.	52,263
		590,664
Health Care Providers & Services (1.3%)
237	Anthem, Inc.	31,322
1,966	Brookdale Senior Living, Inc.(a)	35,270
406	Centene Corp.(a)	25,314
162	Cigna Corp.	20,754
854	Community Health Systems, Inc.(a)	11,478
434	Express Scripts Holding Co.(a)	32,789
94	HCA Holdings, Inc.(a)	7,334
444	Henry Schein, Inc.(a)	77,136
562	Laboratory Corp. of America Holdings(a)	71,908
857	LifePoint Health, Inc.(a)	56,811

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Health Care Providers & Services, continued:
161	McKesson Corp.	$29,486
342	Patterson Cos., Inc.	16,693
151	Quest Diagnostics, Inc.	11,653
2,307	UnitedHealth Group, Inc.	308,376
1,468	VCA, Inc.(a)	95,316
		831,640
Health Care Technology (0.1%)
2,192	Allscripts Healthcare Solutions, Inc.(a)	29,571
209	Cerner Corp.(a)	11,622
		41,193
Hotels, Restaurants & Leisure (1.1%)
2,135	Brinker International, Inc.	96,011
34	Chipotle Mexican Grill, Inc.(a)	15,027
1,472	Darden Restaurants, Inc.	99,846
414	Hyatt Hotels Corp.(a)	19,007
1,605	Marriott International, Inc., Class A	105,994
668	McDonald’s Corp.	81,536
1,039	Six Flags Entertainment Corp.	59,940
2,069	Starbucks Corp.	113,566
686	Wyndham Worldwide Corp.	46,230
508	Yum! Brands, Inc.	41,702
		678,859
Household Durables (0.7%)
1,190	GoPro, Inc., Class A(a)	12,221
1,287	Harman International Industries, Inc.	100,695
2,286	Leggett & Platt, Inc.	114,894
1,003	Newell Brands, Inc.	47,833
69	NVR, Inc.(a)	119,577
1,034	Tupperware Brands Corp.	58,504
		453,724
Household Products (0.8%)
527	Church & Dwight Co., Inc.	51,899
2,671	Colgate-Palmolive Co.	188,065
254	Kimberly-Clark Corp.	32,268
439	The Clorox Co.	56,429
2,041	The Procter & Gamble Co.	165,403
		494,064
Independent Power and Renewable Electricity Producers (0.1%)
3,416	AES Corp.	37,883
821	Calpine Corp.(a)	12,151
		50,034
Industrial Conglomerates (0.9%)
1,286	3M Co.	216,459
218	Carlisle Cos., Inc.	22,633
1,714	Danaher Corp.	168,589
4,996	General Electric Co.	151,029
70	Roper Technologies, Inc.	11,976
		570,686
Insurance (1.1%)
163	Aflac, Inc.	11,322
434	American International Group, Inc.	25,120
313	Aspen Insurance Holdings Ltd.	14,977
973	Assured Guaranty Ltd.	26,164
319	Chubb Ltd.	40,389
351	Cincinnati Financial Corp.	24,254
431	Endurance Specialty Holdings Ltd.	29,273
89	Everest Re Group Ltd.	15,941
1,202	FNF Group	42,010
298	Lincoln National Corp.	13,663
699	Marsh & McLennan Cos., Inc.	46,183
361	Principal Financial Group, Inc.	16,086
973	Prudential Financial, Inc.	77,110
958	The Allstate Corp.	64,675

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance, continued:
354	The Hanover Insurance Group, Inc.	$30,685
2,080	The Hartford Financial Services Group, Inc.	93,953
409	The Progressive Corp.	13,620
207	Validus Holdings Ltd.	10,079
153	W.R. Berkley Corp.	8,726
1,865	XL Group PLC	64,062
		668,292
Internet & Catalog Retail (0.1%)
574	Expedia, Inc.	63,852
19	The Priceline Group, Inc.(a)	24,022
		87,874
Internet Software & Services (1.4%)
283	Alphabet, Inc., Class A(a)	211,925
339	Alphabet, Inc., Class C(a)	249,409
2,459	Facebook, Inc., Class A(a)	292,154
1,440	VeriSign, Inc.(a)	123,062
		876,550
IT Services (1.8%)
437	Accenture PLC, Class A	51,990
21	Alliance Data Systems Corp.(a)	4,666
581	Amdocs Ltd.	33,692
350	Automatic Data Processing, Inc.	30,744
1,334	Broadridge Financial Solutions, Inc.	85,629
425	Cognizant Technology Solutions Corp., Class A(a)	26,112
149	CoreLogic, Inc.(a)	5,553
606	DST Systems, Inc.	73,278
1,536	Fiserv, Inc.(a)	161,787
64	FleetCor Technologies, Inc.(a)	9,529
264	International Business Machine Corp.	40,587
623	Leidos Holdings, Inc.	30,776
696	MasterCard, Inc., Class A	66,746
936	Paychex, Inc.	50,750
559	Sabre Corp.	15,747
4,533	The Western Union Co.	88,167
1,245	Total System Services, Inc.	66,857
2,920	Visa, Inc., Class A	230,505
7,174	Xerox Corp.	71,525
		1,144,640
Leisure Products (0.0%)
282	Vista Outdoor, Inc.(a)	14,151
Life Sciences Tools & Services (1.0%)
232	Agilent Technologies, Inc.	10,646
167	Bio-Rad Laboratories, Inc.(a)	24,858
855	Bruker Corp.	22,572
659	Charles River Laboratories International, Inc.(a)	56,628
174	Illumina, Inc.(a)	25,200
247	Mettler-Toledo International, Inc.(a)	92,704
340	PerkinElmer, Inc.	18,615
1,543	QIAGEN NV(a)	33,298
1,145	Quintiles Transnational Holdings, Inc.(a)	77,734
773	Thermo Fisher Scientific, Inc.	117,319
769	Waters Corp.(a)	105,776
		585,350
Machinery (0.9%)
1,224	AGCO Corp.	63,562
662	Caterpillar, Inc.	48,002
1,205	Crane Co.	69,167
126	Cummins, Inc.	14,423
106	Deere & Co.	8,723

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery, continued:
936	Flowserve Corp.	$45,050
2,463	Hillenbrand, Inc.	76,894
400	Illinois Tool Works, Inc.	42,412
870	ITT, Inc.	30,894
203	Lincoln Electric Holdings, Inc.	12,217
247	PACCAR, Inc.	13,770
96	Parker-Hannifin Corp.	11,025
896	Pentair PLC	53,975
129	Snap-on, Inc.	20,875
460	The Timken Co.	15,295
129	The Toro Co.	11,521
470	Trinity Industries, Inc.	8,488
		546,293
Media (1.6%)
1,127	AMC Networks, Inc., Class A(a)	72,060
231	CBS Corp., Class B	12,751
4,355	Comcast Corp., Class A	275,673
3,763	Regal Entertainment Group, Class A	79,136
1,601	Sirius XM Holdings, Inc.(a)	6,436
210	Starz, Class A(a)	5,670
493	TEGNA, Inc.	11,319
1,172	The Interpublic Group of Cos., Inc.	28,011
163	The Madison Square Garden Co., Class A(a)	27,307
2,177	The Walt Disney Co.	216,002
1,590	Thomson Reuters Corp.	66,859
1,830	Time Warner, Inc.	138,458
1,489	Twenty-First Century Fox, Inc., Class A	43,002
		982,684
Metals & Mining (0.5%)
80	Compass Minerals International, Inc.	6,236
1,800	Reliance Steel & Aluminum Co.	133,830
1,439	Rio Tinto PLC ADR	40,350
3,881	Steel Dynamics, Inc.	95,822
		276,238
Multiline Retail (0.2%)
64	Dollar General Corp.	5,754
270	Nordstrom, Inc.	10,255
1,584	Target Corp.	108,947
		124,956
Multi-Utilities (0.4%)
1,560	CenterPoint Energy, Inc.	35,147
90	DTE Energy Co.	8,161
907	MDU Resources Group, Inc.	20,743
352	Public Service Enterprise Group, Inc.	15,752
468	SCANA Corp.	32,718
473	Sempra Energy	50,668
1,642	WEC Energy Group, Inc.	98,750
		261,939
Oil, Gas & Consumable Fuels (2.5%)
583	Anadarko Petroleum Corp.	30,234
366	Chevron Corp.	36,966
158	Concho Resources, Inc.(a)	19,172
814	ConocoPhillips	35,645
1,286	Enbridge, Inc.	51,299
946	EOG Resources, Inc.	76,967
7,482	Exxon Mobil Corp.	666,047
1,472	HollyFrontier Corp.	39,391
622	Kinder Morgan, Inc.	11,246
396	Marathon Petroleum Corp.	13,793
3,424	Murphy Oil Corp.	105,836
1,786	Occidental Petroleum Corp.	134,736
291	Phillips 66	23,385

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
186	Pioneer Natural Resources Co.	$29,820
3,027	QEP Resources, Inc.	56,393
704	SM Energy Co.	22,190
2,857	The Williams Cos., Inc.	63,311
1,424	World Fuel Services Corp.	65,461
		1,481,892
Paper & Forest Products (0.1%)
1,374	Domtar Corp.	53,091
Personal Products (0.0%)
275	Nu Skin Enterprises, Inc., Class A	10,849
146	The Estee Lauder Cos., Inc., Class A	13,400
		24,249
Pharmaceuticals (2.0%)
4,556	Bristol-Myers Squibb Co.	326,665
449	Eli Lilly & Co.	33,688
3,231	Johnson & Johnson	364,102
6,189	Merck & Co., Inc.	348,194
4,392	Pfizer, Inc.	152,402
860	Zoetis, Inc.	40,781
		1,265,832
Professional Services (0.2%)
83	Equifax, Inc.	10,436
229	ManpowerGroup, Inc.	18,263
1,911	Robert Half International, Inc.	79,478
118	Verisk Analytics, Inc., Class A(a)	9,368
		117,545
Real Estate Investment Trusts (1.7%)
2,107	American Capital Agency Corp.	39,801
295	American Tower Corp.	31,205
1,430	Annaly Capital Management, Inc.	15,129
220	Apartment Investment & Management Co., Class A	9,383
573	AvalonBay Communities, Inc.	103,071
1,806	CBL & Associates Properties, Inc.	17,374
3,504	Chesapeake Lodging Trust	83,535
560	Columbia Property Trust, Inc.	11,547
2,527	Crown Castle International Corp.	229,478
948	Douglas Emmett, Inc.	32,128
2,428	Duke Realty Corp.	57,471
289	Equity Commonwealth(a)	8,349
254	Equity Residential	17,579
30	Essex Property Trust, Inc.	6,817
6,177	General Growth Properties, Inc.	165,977
427	Host Hotels & Resorts, Inc.	6,576
87	Lamar Advertising Co.	5,659
108	Post Properties, Inc.	6,542
230	Prologis, Inc.	10,932
237	Public Storage	60,129
542	Regency Centers Corp.	41,517
217	Simon Property Group, Inc.	42,888
215	SL Green Realty Corp.	21,792
1,394	Starwood Property Trust, Inc.	28,744
230	Ventas, Inc.	15,256
237	Weingarten Realty Investors	8,918
244	Welltower, Inc.	16,814
		1,094,611
Real Estate Management & Development (0.4%)
777	CBRE Group, Inc., Class A(a)	23,193
950	Jones Lang LaSalle, Inc.	111,967
2,660	Realogy Holdings Corp.(a)	87,248
		222,408
Road & Rail (0.3%)
490	Avis Budget Group, Inc.(a)	14,700

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Road & Rail, continued:
173	CSX Corp.	$4,572
797	Hertz Global Holdings, Inc.(a)	7,723
562	Old Dominion Freight Line, Inc.(a)	36,165
1,239	Union Pacific Corp.	104,311
		167,471
Semiconductors & Semiconductor Equipment (2.2%)
545	Cree, Inc.(a)	13,124
7,087	Intel Corp.	223,878
4,409	Lam Research Corp.	365,110
2,883	Microchip Technology, Inc.	148,993
650	NXP Semiconductors NV(a)	61,418
1,489	ON Semiconductor Corp.(a)	14,548
4,427	QUALCOMM, Inc.	243,131
1,017	Skyworks Solutions, Inc.	67,895
2,430	Texas Instruments, Inc.	147,258
2,226	Xilinx, Inc.	105,490
		1,390,845
Software (1.6%)
2,218	Activision Blizzard, Inc.	87,079
223	Adobe Systems, Inc.(a)	22,182
1,783	CA, Inc.	57,627
1,170	Cadence Design Systems, Inc.(a)	28,922
219	Electronic Arts, Inc.(a)	16,808
11,923	Microsoft Corp.	631,920
2,046	Oracle Corp.	82,249
616	salesforce.com, inc.(a)	51,565
603	Symantec Corp.	10,468
126	Synopsys, Inc.(a)	6,510
		995,330
Specialty Retail (1.7%)
51	Advance Auto Parts, Inc.	7,846
63	AutoZone, Inc.(a)	48,019
1,932	Best Buy Co., Inc.	62,152
3,011	Foot Locker, Inc.	168,375
983	GameStop Corp., Class A	28,605
1,182	L Brands, Inc.	81,026
1,363	Lowe’s Cos., Inc.	109,217
410	Murphy USA, Inc.(a)	27,876
483	O’Reilly Automotive, Inc.(a)	127,720
1,131	Ross Stores, Inc.	60,395
987	The Home Depot, Inc.	130,402
985	The TJX Cos., Inc.	74,978
65	Tractor Supply Co.	6,247
309	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	72,000
1,316	Williams-Sonoma, Inc.	69,801
		1,074,659
Technology Hardware, Storage & Peripherals (1.6%)
8,449	Apple, Inc.	843,716
2,707	EMC Corp.	75,661
2,418	HP, Inc.	32,353
228	NetApp, Inc.	5,821
496	Western Digital Corp.	23,084
		980,635
Textiles, Apparel & Luxury Goods (0.4%)
1,189	Coach, Inc.	46,870
335	Hanesbrands, Inc.	9,068
434	Michael Kors Holdings Ltd.(a)	18,540
473	NIKE, Inc., Class B	26,119
1,387	Ralph Lauren Corp.	130,836
124	Under Armour, Inc., Class A(a)	4,679
124	Under Armour, Inc., Class C(a)	4,336
825	VF Corp.	51,414

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Textiles, Apparel & Luxury Goods, continued:
		$291,862
Thrifts & Mortgage Finance (0.2%)
1,997	New York Community Bancorp, Inc.	31,433
3,886	Oritani Financial Corp.	65,090
		96,523
Tobacco (0.4%)
2,195	Altria Group, Inc.	139,690
1,284	Philip Morris International, Inc.	126,705
		266,395
Trading Companies & Distributors (0.1%)
464	Fastenal Co.	21,358
508	MSC Industrial Direct Co., Inc., Class A	38,075
46	W.W. Grainger, Inc.	10,504
		69,937
Water Utilities (0.1%)
1,086	American Water Works Co., Inc.	80,473
Total Common Stocks		31,873,634

Asset Backed Securities (1.2%)
298,196	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 1.17%, 10/25/34(b)	294,191
23,315	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	26,787
77,221	Nations Equipment Finance Funding LLC, Series 2014-1A, Class A, 1.56%, 7/20/18(c)	77,156
31,840	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 5.47%, 9/25/33(b)	32,740
15,539	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	16,533
82,369	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	82,744
246,096	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.01%, 12/25/33(b)	247,957
Total Asset Backed Securities		778,108

Mortgage Backed Securities† (17.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
296,634	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 2.61%, 4/25/37(b)	220,886
17,235	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/33(b)	17,276
		238,162
Alt-A - Fixed Rate Mortgage Backed Securities (2.3%)
102,400	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	92,371
131,348	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	137,594
116,674	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	97,030

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	$147,999
42,217	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	33,228
103,321	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	96,081
19,484	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	16,042
43,480	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	45,025
5,390	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	5,372
133,451	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.07%, 6/25/36(b)	108,953
12,161	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	12,538
97,324	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	98,061
103,770	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	109,121
106,367	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35(b)	107,241
28,807	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	21,354
183,641	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	81,555
10,858	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	10,807
20,091	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	17,053
98,601	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	85,671
51,417	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	38,249
71,893	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35	69,340
		1,430,685
Commercial Mortgage Backed Securities (0.4%)
231,338	Morgan Stanley Re-Remic Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45(b)(c)	235,314
Prime Adjustable Rate Mortgage Backed Securities (0.2%)
23,594	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.01%, 9/25/34(b)	20,193
16,027	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.22%, 7/25/37(b)	14,587

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$50,748	Credit Suisse Mortgage Capital Certificates, Series 2009-8R, Class 5A1, 5.39%, 5/26/37(b)(c)	$51,014
38,164	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	38,312
		124,106
Prime Fixed Mortgage Backed Securities (1.6%)
287,981	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35(b)	216,887
52,109	Bank of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	45,824
9,128	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	9,256
38,668	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.81%, 5/25/35(b)	35,914
179,984	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	187,135
8,672	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	8,689
79,591	Countrywide Home Loans, Series 2005-22, Class 2A1, 2.73%, 11/25/35(b)	67,482
59,775	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	60,121
57,958	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	49,126
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	37,407
34,915	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	21,527
2,278	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	2,105
31,706	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	28,196
2,172	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	2,288
8,259	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	8,225
62,436	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.62%, 9/25/33(b)	34,760
26,636	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	27,782
116,270	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	109,360
496	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	493
23,548	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	21,718
		974,295

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities (12.4%)
$177,011	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	$175,439
214,051	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	213,643
167,247	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	167,427
178,872	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	178,000
246,057	Fannie Mae, Series 2012-9, Class YA, 2.25%, 11/25/40(b)	248,850
348,707	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	351,967
238,541	Fannie Mae, Series 2016-11, Class GA, 2.50%, 3/25/46(b)	241,721
59,486	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	60,735
276,629	Fannie Mae, Series 2015-22, Class EC, 2.50%, 4/25/45	282,276
255,774	Fannie Mae, Series 2015-31, Class EC, 2.50%, 5/25/45	260,448
251,093	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	256,436
97,871	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	101,545
68,069	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	69,824
248,525	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	255,996
241,261	Fannie Mae, Series 2015-86, Class BA, 3.00%, 11/25/45	249,014
13,456	Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32	13,570
53,198	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	56,502
59,259	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	62,343
33,311	Fannie Mae, 4.50%, 4/1/35, Pool #814522	36,404
452	Fannie Mae, 5.00%, 3/1/18, Pool #681351	465
30,414	Fannie Mae, 5.50%, 10/1/35, Pool #838584	34,267
2,892	Fannie Mae, 6.00%, 5/1/35, Pool #357778	3,294
4,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	4,459
236,487	Fennie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	235,500
300,000	Freddie Mac, Series 0009, 1.00%, 4/28/21*(b)	299,621
154,623	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	153,159
225,591	Freddie Mac, Series 4486, Class A, 2.00%, 12/15/38	226,780
13,971	Freddie Mac, 2.03%, 6/1/28, Pool #605508(b)	14,036
0	Freddie Mac, Series 3747, Class HK, 2.50%, 7/15/37	0
158,247	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	159,525
255,557	Freddie Mac, Series 4312, Class GA, 2.50%, 12/15/41	258,166

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$207,138	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	$212,470
235,050	Freddie Mac, Series 4511, Class PI, 2.50%, 9/15/45	238,903
309,549	Freddie Mac, Series 4564, Class DA, 2.50%, 3/15/46	315,156
31,049	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	31,388
258,202	Freddie Mac, Series 3913, Class UE, 3.00%, 9/15/40	262,742
24,731	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	25,026
210,070	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	215,146
289,925	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	300,757
178,838	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	184,832
127,650	Freddie Mac, Series 4357, Class NW, 3.00%, 10/15/35	131,937
126,975	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	132,865
401,590	Freddie Mac, Series 4320, Class AP, 3.50%, 7/15/39	424,714
343,402	Freddie Mac, Series 4332, Class PE, 3.50%, 12/15/43	361,994
13,809	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	14,138
707	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	725
1,636	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	1,690
2,187	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	2,462
9,601	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	10,989
47,076	Freddie Mac, 7.50%, 12/15/22	52,184
110,985	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	111,343
85,040	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	79,989
1,837	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,087
44,858	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	51,255
2,254	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	2,309
11,669	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	12,918
		7,851,431
Total Mortgage Backed Securities		10,853,993

Corporate Bonds (2.0%)
Capital Markets (0.2%)
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)	35
192,888	Preferred Term Securities XX, Class B2, 1.08%, 3/22/38, Continuously Callable @ 100 (b)(c)	106,088
121,963	Preferred Term Securities XXIII, 0.00%, 12/22/36 (e)(f)	5,549
		111,672

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services (0.5%)
$325,000	BP Capital Markets PLC, 2.75%, 5/10/23	$320,102
Internet Software & Services (0.5%)
300,000	eBay, Inc., 1.12%, 8/1/19 (b)	292,474
IT Services (0.8%)
500,000	International Business Machine Corp., 1.63%, 5/15/20	500,121
Total Corporate Bonds		1,224,369

Taxable Municipal Bonds (0.9%)
Illinois (0.7%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	163,272
300,000	Rosemont Illinois State, GO, Series A, 2.76%, 12/1/19, Insured by: MAC	307,455
		470,727
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	102,062
Total Taxable Municipal Bonds		572,789

Convertible Preferred Stocks (0.1%)
Commercial Services & Supplies (0.1%)
809	Stericycle, Inc., 5.95%,	64,113
Total Convertible Preferred Stocks		64,113

U.S. Government Agency Securities (2.1%)
Fannie Mae
250,000	1.00%, 12/14/20, Callable 6/14/16 @ 100 *(b)(g)	248,566

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Fannie Mae, continued:
$500,000	5.00%, 2/13/17	$514,910
		763,476
Fannie Mae Strips
300,000	0.51%, 11/15/16 (e)	299,294
Freddie Mac
250,000	1.25%, 5/25/21, Callable 8/25/16 @ 100 *(b)(g)	249,520
Total U.S. Government Agency Securities		1,312,290

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds
2,643,000	3.00%, 11/15/44	2,846,695
U.S. Treasury Inflation Index Notes
1,020,000	0.38%, 7/15/25	1,036,403
U.S. Treasury Notes
2,491,000	0.75%, 4/30/18	2,485,355
1,215,000	1.25%, 3/31/21	1,208,403
1,750,000	1.63%, 6/30/19	1,781,035
1,055,000	1.63%, 5/15/26	1,034,972
		6,509,765
Total U.S. Treasury Obligations		10,392,863

Investment Companies (4.7%)

17,930	iShares MSCI EAFE Index Fund	1,046,753
57,769	iShares MSCI Emerging Markets Index Fund	1,913,887
Total Investment Companies		2,960,640

Investment in Affiliates (3.6%)
1,630,839	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	1,630,839
73,409	Cavanal Hill World Energy Fund, Institutional Class(h)	616,324
Total Investment in Affiliates		2,247,163

Total Investments (Cost $54,465,407)(i) - 99.5%		62,279,962
Other assets in excess of liabilities — 0.5%		315,390
Net Assets - 100%		$62,595,352

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At May 31, 2016, illiquid securities were 0.0% of the Fund’s net assets.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at May 31, 2016.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
GO	General Obligation

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Active Core Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

MAC	Municipal Assurance Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares	Security Description	Value

Common Stocks (98.5%)
Aerospace & Defense (4.0%)
2,128	Honeywell International, Inc.	$242,230
581	Lockheed Martin Corp.	137,250
673	Northrop Grumman Corp.	143,127
		522,607
Air Freight & Logistics (1.9%)
1,482	FedEx Corp.	244,486
Airlines (1.9%)
5,864	Delta Air Lines, Inc.	254,849
Banks (5.3%)
4,760	JPMorgan Chase & Co.	310,685
2,120	The PNC Financial Services Group, Inc.	190,249
4,962	U.S. Bancorp	212,473
		713,407
Biotechnology (1.3%)
1,920	BioMarin Pharmaceutical, Inc.(a)	172,128
Capital Markets (5.5%)
835	BlackRock, Inc.	303,814
3,000	Invesco Ltd.	94,200
1,792	T. Rowe Price Group, Inc.	138,092
1,229	The Goldman Sachs Group, Inc.	196,001
		732,107
Chemicals (4.7%)
2,299	Ecolab, Inc.	269,535
6,781	The Dow Chemical Co.	348,272
		617,807
Commercial Services & Supplies (1.4%)
1,897	Stericycle, Inc.(a)	185,887
Communications Equipment (2.1%)
9,320	Cisco Systems, Inc.	270,746
Diversified Financial Services (1.0%)
928	Berkshire Hathaway, Inc., Class B(a)	130,421
Electronic Equipment, Instruments & Components (1.6%)
9,976	Corning, Inc.	208,399
Energy Equipment & Services (2.2%)
3,606	Halliburton Co.	152,101
1,786	Schlumberger Ltd.	136,272
		288,373
Food & Staples Retailing (5.7%)
1,751	Costco Wholesale Corp.	260,497
2,456	CVS Health Corp.	236,881
5,819	US Foods Holding Corp.(a)	145,417
1,680	Wal-Mart Stores, Inc.	118,910
		761,705
Food Products (4.4%)
1,758	Mead Johnson Nutrition Co.	144,648
6,254	Mondelez International, Inc., Class A	278,241
3,187	The Hain Celestial Group, Inc.(a)	157,565
		580,454
Health Care Equipment & Supplies (4.9%)
6,459	Abbott Laboratories	255,970
6,564	Smith & Nephew PLC ADR	225,868
1,352	Zimmer Biomet Holdings, Inc.	165,093
		646,931
Health Care Providers & Services (1.5%)
1,554	Laboratory Corp. of America Holdings(a)	198,834
Hotels, Restaurants & Leisure (1.9%)
2,067	Starbucks Corp.	113,458
1,607	Yum! Brands, Inc.	131,918
		245,376
Household Durables (1.1%)
3,174	Newell Brands, Inc.	151,368

Shares	Security Description	Value

Common Stocks, continued:
Industrial Conglomerates (3.0%)
4,062	Danaher Corp.	$399,538
Internet & Catalog Retail (1.5%)
1,803	Expedia, Inc.	200,566
Internet Software & Services (5.2%)
190	Alphabet, Inc., Class A(a)	142,282
349	Alphabet, Inc., Class C(a)	256,766
2,378	Facebook, Inc., Class A(a)	282,530
		681,578
Life Sciences Tools & Services (3.7%)
3,608	Quintiles Transnational Holdings, Inc.(a)	244,947
1,569	Thermo Fisher Scientific, Inc.	238,127
		483,074
Machinery (1.3%)
2,831	Pentair PLC	170,539
Media (5.9%)
2,902	AMC Networks, Inc., Class A(a)	185,554
4,124	Comcast Corp., Class A	261,049
2,767	The Walt Disney Co.	274,541
886	Time Warner, Inc.	67,035
		788,179
Oil, Gas & Consumable Fuels (2.9%)
1,846	Anadarko Petroleum Corp.	95,734
2,575	ConocoPhillips	112,758
1,019	EOG Resources, Inc.	82,906
587	Pioneer Natural Resources Co.	94,108
		385,506
Pharmaceuticals (1.1%)
1,246	Johnson & Johnson	140,412
Real Estate Investment Trusts (1.6%)
442	AvalonBay Communities, Inc.	79,507
1,433	Crown Castle International Corp.	130,131
		209,638
Road & Rail (0.9%)
1,454	Union Pacific Corp.	122,412
Semiconductors & Semiconductor Equipment (5.5%)
2,055	NXP Semiconductors NV(a)	194,177
4,485	QUALCOMM, Inc.	246,316
4,586	Texas Instruments, Inc.	277,912
		718,405
Software (5.0%)
5,224	Activision Blizzard, Inc.	205,094
5,620	Microsoft Corp.	297,860
1,948	salesforce.com, inc.(a)	163,067
		666,021
Specialty Retail (2.7%)
2,894	Lowe’s Cos., Inc.	231,896
1,614	The TJX Cos., Inc.	122,858
		354,754
Technology Hardware, Storage & Peripherals (4.9%)
4,105	Apple, Inc.	409,925
8,579	EMC Corp.	239,783
		649,708
Textiles, Apparel & Luxury Goods (0.9%)
1,865	VF Corp.	116,227
Total Common Stocks		13,012,442

Investment in Affiliates (0.9%)
114,958	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	114,958
Total Investment in Affiliates		114,958

Total Investments (Cost $9,421,370)(c) - 99.4%		13,127,400
Other assets in excess of liabilities — 0.6%		78,410
Net Assets - 100%		$13,205,810

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (79.3%)
Aerospace & Defense (2.3%)
2,126	Lockheed Martin Corp.	$502,225
2,110	Northrop Grumman Corp.	448,734
		950,959
Airlines (2.1%)
20,418	Delta Air Lines, Inc.	887,366
Auto Components (1.1%)
10,108	Johnson Controls, Inc.	446,268
Banks (5.0%)
17,426	Citigroup, Inc.	811,529
65,190	FNB Corp.	872,894
37,443	Southern National Bancorp of Virginia, Inc.	445,946
		2,130,369
Biotechnology (0.4%)
1,925	BioMarin Pharmaceutical, Inc.(a)	172,576
Building Products (0.5%)
19,920	PGT, Inc.(a)	213,542
Chemicals (4.0%)
23,065	Axiall Corp.	537,184
14,260	Syngenta AG ADR	1,124,971
		1,662,155
Construction Materials (0.9%)
16,853	Summit Materials, Inc., Class A(a)	366,553
Diversified Financial Services (1.4%)
4,177	Berkshire Hathaway, Inc., Class B(a)	587,036
Electric Utilities (1.1%)
13,594	Hawaiian Electric Industries, Inc.	446,291
Electronic Equipment, Instruments & Components (4.4%)
12,220	FLIR Systems, Inc.	380,653
42,122	Ingram Micro, Inc.	1,458,685
		1,839,338
Energy Equipment & Services (0.9%)
28,410	Unit Corp.(a)	396,888
Food & Staples Retailing (3.9%)
64,880	US Foods Holding Corp.(a)	1,621,351
Food Products (2.5%)
5,300	Mead Johnson Nutrition Co.	436,084
12,047	The Hain Celestial Group, Inc.(a)	595,604
		1,031,688
Gas Utilities (1.7%)
97,286	Gas Natural, Inc.	694,622
Health Care Equipment & Supplies (5.0%)
40,940	Insulet Corp.(a)	1,229,019
25,105	Smith & Nephew PLC ADR	863,863
		2,092,882
Health Care Providers & Services (2.8%)
9,094	Laboratory Corp. of America Holdings(a)	1,163,577
Health Care Technology (0.4%)
8,660	Cotiviti Holdings, Inc.(a)	158,132
Household Durables (2.3%)
41,870	Century Communities, Inc.(a)	758,266
6,936	Toll Brothers, Inc.(a)	202,184
		960,450
Insurance (3.3%)
57,417	Fidelity & Guaranty Life	1,363,654
Internet Software & Services (2.3%)
1,307	Alphabet, Inc., Class C(a)	961,586
Leisure Products (0.2%)
19,810	Performance Sports Group Ltd.(a)	64,383

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Machinery (4.3%)
11,880	ITT, Inc.	$421,859
7,940	John Bean Technologies Corp.	481,799
3,560	Pentair PLC	214,454
32,013	Terex Corp.	678,035
		1,796,147
Media (3.3%)
9,874	AMC Networks, Inc., Class A(a)	631,344
7,671	The Walt Disney Co.	761,116
		1,392,460
Metals & Mining (0.4%)
43,900	AK Steel Holding Corp.(a)	187,892
Oil, Gas & Consumable Fuels (1.0%)
2,483	Pioneer Natural Resources Co.	398,075
Pharmaceuticals (1.2%)
5,095	Perrigo Co. PLC	488,305
Professional Services (1.2%)
13,529	On Assignment, Inc.(a)	509,637
Semiconductors & Semiconductor Equipment (3.5%)
7,218	NXP Semiconductors NV(a)	682,029
14,160	QUALCOMM, Inc.	777,667
		1,459,696
Specialty Retail (3.2%)
16,856	Cabela’s, Inc., Class A(a)	818,527
19,150	Tailored Brands, Inc.	264,079
4,950	Williams-Sonoma, Inc.	262,548
		1,345,154
Technology Hardware, Storage & Peripherals (12.1%)
66,605	EMC Corp.	1,861,610
670,809	Hutchinson Technology, Inc.(a)	2,361,248
20,800	Lexmark International, Inc., Class Class A	787,488
1,645	Western Digital Corp.	76,558
		5,086,904
Trading Companies & Distributors (0.6%)
13,595	H&E Equipment Services, Inc.	261,296
Total Common Stocks		33,137,232

Mortgage Backed Securities† (2.7%)
Commercial Mortgage Backed Securities (2.7%)
829,173	Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45(b)	845,337
276,088	Credit Suisse Mortgage Trust, Series 2007-C4, Class A4, 6.14%, 9/15/39(b)	285,135
		1,130,472
Total Mortgage Backed Securities		1,130,472

Corporate Bonds (5.5%)
Household Durables (3.5%)
1,519,000	Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105 *	1,469,633
Oil, Gas & Consumable Fuels (2.0%)
834,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 100 *	839,213
Total Corporate Bonds		2,308,846

Convertible Bond (2.1%)
Health Care Equipment & Supplies (2.1%)
934,000	Insulet Corp., 2.00%, 6/15/19, Callable 6/20/18 @ 100 *	884,381
Total Convertible Bond		884,381

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Convertible Preferred Stocks (3.6%)
Commercial Services & Supplies (1.8%)
$9,400	Stericycle, Inc., 5.95%,	$744,950
Health Care Providers & Services (1.8%)
16,950	Anthem, Inc., 5.68%,	753,597
Total Convertible Preferred Stocks		1,498,547

Investment Companies (4.3%)
14,362	iShares MSCI Emerging Markets Index Fund	475,813

Shares or Principal Amount	Security Description	Value

Investment Companies, continued:
5,516	iShares MSCI Mexico Capped	$275,138
68,665	iShares Silver Trust	1,043,021
Total Investment Companies		1,793,972

Investment in Affiliates (5.1%)
2,149,376	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(c)	2,149,376
Total Investment in Affiliates		2,149,376
Total Investments (Cost $42,238,167)(d) - 102.6%		42,902,826
Liabilities in excess of other assets — -2.6%		(1,085,642)
Net Assets - 100%		$41,817,184

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (85.7%)
Airlines (0.4%)
5,017	Delta Air Lines, Inc.	$218,039
Chemicals (1.7%)
11,819	The Dow Chemical Co.	607,024
6,000	Westlake Chemical Corp.	264,780
		871,804
Construction & Engineering (1.8%)
9,402	Fluor Corp.	496,237
19,136	Primoris Services Corp.	411,807
		908,044
Electric Utilities (0.3%)
1,598	CPFL Energia SA ADR	16,108
370	Duke Energy Corp.	28,945
4,365	Enersis Americas SA ADR	33,349
4,365	Enersis Chile SA ADR(a)	24,793
1,772	Korea Electric Power Corp. ADR	46,799
262	MGE Energy, Inc.	13,286
540	Otter Tail Corp.	15,973
709	Pampa Energia SA ADR(a)	16,640
27	PG&E Corp.	1,622
		197,515
Electrical Equipment (1.2%)
25,076	Vestas Wind Systems A/S ADR	587,531
Electronic Equipment, Instruments & Components (0.2%)
25,312	ClearSign Combustion Corp.(a)	102,260
Energy Equipment & Services (19.2%)
472	Baker Hughes, Inc.	21,891
6,010	Core Laboratories NV	728,713
2,231	Diamond Offshore Drilling, Inc.	57,604
55,000	Ensco PLC ADR, Class A	543,950
23,925	Halliburton Co.	1,009,157
1,753	Helmerich & Payne, Inc.	107,196
63,000	Nabors Industries Ltd.	592,200
46,673	Patterson-UTI Energy, Inc.	868,585
21,851	Schlumberger Ltd.	1,667,231
59,321	Technip SA ADR	807,359
89,924	Tenaris SA ADR	2,376,691
55,000	Unit Corp.(a)	768,350
		9,548,927
Gas Utilities (0.8%)
1,060	AGL Resources, Inc.	69,749
627	Atmos Energy Corp.	45,708
163	Chesapeake Utilities Corp.	9,403
565	New Jersey Resources Corp.	19,860
679	Northwest Natural Gas Co.	37,277
691	ONE Gas, Inc.	40,527
993	Southwest Gas Corp.	68,944
1,037	Spire, Inc.	65,932
612	WGL Holdings, Inc.	39,921
		397,321
Independent Power and Renewable Electricity Producers (0.1%)
2,537	Calpine Corp.(a)	37,548
836	Huaneng Power International, Inc. ADR	22,931
2,235	NRG Energy, Inc.	36,609
		97,088
Industrial Conglomerates (1.0%)
4,741	Siemens AG ADR	511,341
Metals & Mining (0.4%)
25,000	Hi-Crush Partners LP	218,000
Multi-Utilities (0.8%)
476	Consolidated Edison, Inc.	34,872
334	Dominion Resources, Inc.	24,132
1,279	MDU Resources Group, Inc.	29,251

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Multi-Utilities, continued:
3,711	National Grid PLC ADR	$273,909
242	Sempra Energy	25,923
250	Veolia Environnement SA ADR	5,590
686	WEC Energy Group, Inc.	41,255
		434,932
Oil, Gas & Consumable Fuels (54.2%)
14,000	Anadarko Petroleum Corp.	726,040
49,745	Cameco Corp.	578,534
185	Chevron Corp.	18,685
8,500	Cimarex Energy Co.	988,380
391	CNOOC Ltd. ADR	46,702
2,000	Concho Resources, Inc.(a)	242,680
17,472	ConocoPhillips	765,099
27,000	Continental Resources, Inc.(a)	1,135,620
6,600	Delek Logistics Partners LP	174,174
19,000	Devon Energy Corp.	685,710
7,574	Diamondback Energy, Inc.(a)	688,855
28,002	Enbridge, Inc.	1,117,000
20,839	Eni SpA ADR	634,548
9,500	EnLink Midstream LLC	148,865
12,279	Enterprise Products Partners LP	340,865
10,442	EOG Resources, Inc.	849,561
8,000	EQT Corp.	586,000
32,962	Exxon Mobil Corp.	2,934,278
5,000	Hess Corp.	299,650
15,000	Imperial Oil Ltd.	477,450
60,000	Laredo Petroleum, Inc.(a)	726,600
3,650	Magellan Midstream Partners LP	255,683
35,000	Marathon Oil Corp.	457,450
557	Marathon Petroleum Corp.	19,400
29,100	Occidental Petroleum Corp.	2,195,304
7,003	PDC Energy, Inc.(a)	406,524
15,176	Phillips 66	1,219,543
6,500	Pioneer Natural Resources Co.	1,042,080
8,000	RSP Permian, Inc.(a)	263,440
21,309	Sasol Ltd. ADR	643,745
427	Spectra Energy Corp.	13,604
11,157	Sunoco Logistics Partners LP	306,260
40,196	TOTAL SA ADR	1,950,310
69,884	TransCanada Corp.	2,897,390
7,926	Ultrapar Participacoes SA ADR	150,356
3,123	Valero Energy Corp.	170,828
15,312	Woodside Petroleum Ltd. ADR	299,809
60,000	WPX Energy, Inc.(a)	617,400
		27,074,422
Semiconductors & Semiconductor Equipment (1.6%)
8,268	First Solar, Inc.(a)	410,506
21,000	SunPower Corp.(a)	368,130
		778,636
Trading Companies & Distributors (1.5%)
54,168	MRC Global, Inc.(a)	768,644
Water Utilities (0.5%)
356	American States Water Co.	13,905
2,117	American Water Works Co., Inc.	156,870
2,048	Aqua America, Inc.	66,171
		236,946
Total Common Stocks		42,951,450

Corporate Bonds (11.6%)
Diversified Financial Services (1.1%)
482,000	BP Capital Markets PLC, 2.75%, 5/10/23	474,736

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Diversified Financial Services, continued:
$100,000	Total Capital Canada Ltd., 2.75%, 7/15/23	$100,162
		574,898
Energy Equipment & Services (4.8%)
210,000	Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100 *	150,016
250,000	Ensco PLC, 4.70%, 3/15/21	196,250
200,000	FMC Technologies, Inc., 2.00%, 10/1/17	196,291
250,000	Halliburton Co., 3.50%, 8/1/23, Callable 5/1/23 @ 100 *	253,418
595,000	National Oilwell Varco, Inc., 2.60%, 12/1/22, Callable 9/1/22 @ 100 *	530,738
550,000	Schlumberger Investments SA, 3.65%, 12/1/23, Callable 9/1/23 @ 100 *	579,607
700,000	Weatherford International PLC, 5.95%, 4/15/42, Callable 10/17/41 @ 100 *	446,250
		2,352,570
Oil, Gas & Consumable Fuels (5.7%)
51,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	53,665
550,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100 *	553,214
500,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 100 *	500,000
500,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 100 *	472,500
360,000	Laredo Petroleum, Inc., 7.38%, 5/1/22, Callable 5/1/17 @ 100 *	362,250
450,000	Pioneer Natural Resources Co., 3.95%, 7/15/22, Callable 4/15/22 @ 100 *	464,578
500,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 *	473,750
		2,879,957
Total Corporate Bonds		5,807,425

Investment in Affiliates (2.4%)
1,205,703	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,205,703
Total Investment in Affiliates		1,205,703

Total Investments (Cost $47,240,115)(c) - 99.7%		49,964,578
Other assets in excess of liabilities — 0.3%		135,172
Net Assets - 100%		$50,099,750

See notes to the schedule of portfolio investments.

CAVANAL HILL FUNDS

World Energy Fund

Schedule of Portfolio Investments, Continued

May 31, 2016

(Unaudited)

The Adviser has determined that 49.8% of the Fund’s net assets comprise securities of issuers organized or having their principal place of business outside of the U.S. or that do a substantial amount of business outside of the U.S. An issuer is considered to be doing a substantial amount of business outside the U.S. if it derives more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2016.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to the schedule of portfolio investments.

Notes to Schedule of Portfolio Investments

May 31, 2016
(Unaudited)

1.    Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of May 31, 2016, the Trust offered shares of U.S. Treasury Fund, Government Securities Money Market Fund (formerly Cash Management Fund), Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund (formerly Balanced Fund), U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust with the exception of the World Energy Fund which is non-diversified. The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Reserve Shares, Select Shares and Premier Shares. The U.S. Treasury Fund is also authorized to issue an unlimited number of Service Shares. As of May 31, 2016, the Select Shares of U.S. Treasury Fund and Government Securities Money Market Fund, and the Premier Shares of U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.    Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of the Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

May 31, 2016
(Unaudited)

The following is a summary categorization, as of May 31, 2016, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$611,162,960	$—	$611,162,960
Repurchase Agreements	—	890,925,654	—	890,925,654
Total Investments	—	1,502,088,614	—	1,502,088,614

Government Securities Money Market
U.S. Government Agency Securities	$—	$862,071,236	$—	$862,071,236
U.S. Treasury Obligations	—	394,991,105	—	394,991,105
Repurchase Agreements	—	543,697,909	—	543,697,909
Total Investments	—	1,800,760,250	—	1,800,760,250

Tax-Free Money Market Fund
Municipal Bonds[1]	—	187,245,000	—	187,245,000
Municipal Commercial Paper[1]	—	18,000,000	—	18,000,000
Investment Companies	162,561	—	—	162,561
Total Investments	162,561	205,245,000	—	205,407,561

Intermediate Tax-Free Bond Fund
Municipal Bonds[1]	—	38,247,236	—	38,247,236
Investment in Affiliates	2,672,436	—	—	2,672,436
Total Investments	2,672,436	38,247,236	—	40,919,672

Short-Term Income Fund
Asset Backed Securities	—	11,261,924	—	11,261,924
Mortgage Backed Securities[2]	—	50,553,358	—	50,553,358
Corporate Bonds[3]	—	6,288,899	—	6,288,899
U.S. Government Agency Securities	—	4,505,665	—	4,505,665
U.S. Treasury Obligations	—	57,588,007	—	57,588,007
Investment in Affiliates	2,476,155	—	—	2,476,155
Total Investments	2,476,155	130,197,853	—	132,674,008

Intermediate Bond Fund
Asset Backed Securities	—	2,381,706	—	2,381,706
Mortgage Backed Securities[2]	—	29,084,068	—	29,084,068
Corporate Bonds[3]	—	3,326,512	—	3,326,512
Taxable Municipal Bonds[1]	—	680,827	—	680,827
U.S. Government Agency Securities	—	2,093,922	—	2,093,922
U.S. Treasury Obligations	—	31,083,362	—	31,083,362
Investment in Affiliates	1,623,544	—	—	1,623,544
Total Investments	1,623,544	68,650,397	—	70,273,941

Bond Fund
Asset Backed Securities	—	4,990,363	—	4,990,363
Mortgage Backed Securities[2]	—	68,161,509	—	68,161,509
Corporate Bonds[3]	—	3,084,809	—	3,084,809
Taxable Municipal Bonds[1]	—	178,825	—	178,825
U.S. Government Agency Securities	—	13,627,169	—	13,627,169
U.S. Treasury Obligations	—	72,174,824	—	72,174,824
Investment in Affiliates	2,664,153	—	—	2,664,153
Total Investments	2,664,153	162,217,499	—	164,881,652

Active Core Fund
Common Stocks[3]	31,873,634	—	—	31,873,634
Asset Backed Securities	—	778,108	—	778,108
Mortgage Backed Securities[2]	—	10,853,993	—	10,853,993
Corporate Bonds[3]	—	1,224,369	—	1,224,369
Taxable Municipal Bonds[1]	—	572,789	—	572,789
Preferred Stock	64,113	—	—	64,113
U.S. Government Agency Securities	—	1,312,290	—	1,312,290
U.S. Treasury Obligations	—	10,392,863	—	10,392,863
Investment Companies	2,960,640	—	—	2,960,640
Investment in Affiliates	2,247,163	—	—	2,247,163
Total Investments	37,145,550	25,134,412	—	62,279,962

U.S. Large Cap Equity Fund
Common Stocks[3]	13,012,442	—	—	13,012,442
Investment in Affiliates	114,958	—	—	114,958
Total Investments	13,127,400	—	—	13,127,400

Opportunistic Fund
Common Stocks[3]	33,137,232	—	—	33,137,232
Mortgage Backed Securities[2]	—	1,130,472	—	1,130,472
Corporate Bonds[3]	—	2,308,846	—	2,308,846
Convertible Bond	—	884,381	—	884,381
Convertible Preferred Stocks	1,498,547	—	—	1,498,547
Investment Companies	1,793,972	—	—	1,793,972
Investment in Affiliates	2,149,376	—	—	2,149,376
Total Investments	38,579,127	4,323,699	—	42,902,826

World Energy Fund
Common Stocks[3]	$42,951,450	$—	$—	$42,951,450
Corporate Bonds[3]	—	5,807,425	—	5,807,425
Investment in Affiliates	1,205,703	—	—	1,205,703
Total Investments	44,157,153	5,807,425	—	49,964,578

1	Please see the Schedule of Portfolio Investments for State classification.
2	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
3	Please see the Schedule of Portfolio Investments for Industry classification.

Notes to Schedule of Portfolio Investments

May 31, 2016
(Unaudited)

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no significant transfers between Levels 1 and 2 as of May 31, 2016, based on levels assigned to securities on August 31, 2015.

Securities Valuation:

The Money Market Funds, which operate as either government or retail funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Active Core Fund, U.S. Large Cap Equity Fund, Opportunistic Fund and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.  Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Opportunistic Fund engaged in short sales during the period ending May 31, 2016.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Notes to Schedule of Portfolio Investments
May 31, 2016
(Unaudited)

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds can purchase options and index options provided that its total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Funds did not hold purchased options during the period ending May 31, 2016.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of May 31, 2016 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Short-Term Income Fund:
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	$398,411	$406,542	$18,498

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Intermediate Bond Fund:
Preferred Term Securities XI, Class B-1, 224.20%, 9/24/33, Continuously Callable @ 100	09/12/03	$515,167	$500,000	$253,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	398,411	406,542	18,498

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Bond Fund:
Preferred Term Securities XI, Class B-1, 224.20%, 9/24/33, Continuously Callable @ 100	09/12/03	$515,167	$500,000	$253,750
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	199,206	203,271	9,249

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Active Core Fund:
Preferred Term Securities XXIII, 0.00%, 12/22/36	05/03/10	$119,523	$121,963	$5,549

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers that Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Notes to Schedule of Portfolio Investments
May 31, 2016
(Unaudited)

Money Market Mutual Fund Regulatory Changes:

In July 2014, the United States Securities and Exchange Commission (“SEC”) issued final rules that will alter and increase the regulations to which money market funds, including the Cavanal Hill Money Market Funds, are subject. The new rules have varying implementation dates, ranging from July 2015 to October 2016. The SEC’s new rules are intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. Upon implementation, the new rules will require institutional prime (general purpose) and institutional municipal money market mutual funds to price and transact at a “floating” net asset value. During periods of extraordinary market stress, the new rules would permit some money market funds to charge certain liquidity fees payable to the fund upon redemption, as well as provide for redemption gates that could limit or stop withdrawals. Certain government and U.S. Treasury money market mutual funds will not be subject to any of the new structural changes.

In October 2015 the Board of Trustees for the Cavanal Hill Funds approved the operation of each of the Money Market Funds as either government or retail and the continued offering of shares at a stable net asset value. Shareholder approval was obtained for the following changes:

Cavanal Hill Cash Management Fund: The Fund became a government money market fund and changed its name to: Cavanal Hill Government Securities Money Market Fund, effective April 1, 2016.

Cavanal Hill Tax Free Money Market Fund: As of April 1, 2016, the Fund is a retail money market fund and the name of the Institutional Share Class changed to the Reserve Share Class. The Fund was closed to new institutional investors effective January 1, 2016.

Cavanal Hill Treasury Fund: The Fund is a government money market fund and continues to be focused on U.S. Treasury securities.

Additional information regarding the money market mutual fund regulatory changes may be found at the SEC’s website, www.sec.gov.

3.    Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

4.    Federal Income Taxes:

At May 31, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$38,947,064	$1,973,245	(637)	$1,972,608
Short-Term Income Fund	135,700,131	516,251	(3,542,374)	(3,026,123)
Intermediate Bond Fund	72,779,636	386,166	(2,891,861)	(2,505,695)
Bond Fund	166,243,196	1,555,237	(2,916,781)	(1,361,544)
Active Core Fund	54,465,565	9,306,810	(1,492,413)	7,814,397
U.S. Large Cap Equity Fund	9,421,422	3,734,842	(28,864)	3,705,978
Opportunistic Fund	42,238,212	1,633,839	(969,225)	664,614
World Energy Fund	47,240,520	3,677,920	(953,862)	2,724,058

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	7/29/16

By (Signature and Title)*		/s/ James L. Huntzinger
James L. Huntzinger, President

Date	7/29/16

* Print the name and title of each signing officer under his or her signature.